      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 1997


                                                               FILE NO. 33-67538
                                                               FILE NO. 811-7974
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / /
                       PRE-EFFECTIVE AMENDMENT NO. _____                     / /

                         POST-EFFECTIVE AMENDMENT NO. 4                      /X/


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      / /


                                AMENDMENT NO. 5                              /X/

                            ------------------------

                        FARM BUREAU LIFE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       FARM BUREAU LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             5400 University Avenue
                          West Des Moines, Iowa 50266
              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number: 1-800-247-4170

                            ------------------------

                           STEPHEN M. MORAIN, ESQUIRE
                             5400 University Avenue
                          West Des Moines, Iowa 50266
               (Name and Address of Agent for Service of Process)

                            ------------------------


                                    COPY TO:
                            STEPHEN E. ROTH, ESQUIRE
                      Sutherland, Asbill & Brennan, L.L.P.
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C. 20004-2404

                            ------------------------

    It is proposed that this filing become effective (check appropriate box):


                    / / immediately upon filing pursuant to paragraph (b) of Rule 485;
                    /X/ on May 1, 1997 pursuant to paragraph (b) of Rule 485; / / 60 days after filing pursuant to paragraph (a) of Rule 485; or
                    / / on (date) pursuant to paragraph (a) of Rule 485.



    Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the registrant has previously registered an indefinite amount of securities under the Securities Act of 1933. The registrant filed a Rule 24f-2 Notice for the fiscal year ended December 31, 1996 on February 25, 1997.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            CROSS REFERENCE SHEET
                     PURSUANT TO RULES 481(a) AND 495(a)


Showing location in Part A (prospectus) and Part B (statement of additional information) of registration statement of information required by Form N-4

PART A
ITEM OF FORM N-4                                  PROSPECTUS CAPTION
----------------                                  ------------------

 1.  Cover Page ....................... Cover Page

 2.  Definitions....................... Definitions

 3.  Synopsis ......................... Expense Tables; Summary

 4.  Condensed Financial Information .. Condensed Financial Information; Yields
                                        and Total Returns

 5. General

    (a) Depositor ..................... Farm Bureau Life Insurance Company; FBL
                                        Financial Group, Inc.

    (b) Registrant .................... Farm Bureau Life Annuity Account

    (c) Portfolio Company ............. FBL Variable Insurance Series Fund

    (d) Fund Prospectus ............... FBL Variable Insurance Series Fund

    (e) Voting Rights ................. Voting Rights

    (f) Administrators ................ N/A

 6. Deductions and Expenses

    (a) General ....................... Charges and Deductions; Summary

    (b) Sales Load % .................. Charges and Deductions; Summary

    (c) Special Purchase Plan ......... N/A

    (d) Commissions ................... Distribution of the Contracts

    (e) Expenses -- Registrant......... Charges and Deductions; Summary

    (f) Fund Expenses ................. FBL Variable Insurance Series Fund;
                                        Charges and Deductions

    (g) Organizational Expenses ....... N/A

 7. Contracts

    (a) Persons with Rights ............ Summary; Addition, Deletion or
                                         Substitution of Investments;
                                         Description of Annuity Contract;
                                         Payment Options; Voting Rights

    (b) (i) Allocation of Purchase
            Payments ................... Summary; Premiums; Free-Look Period;
                                         Allocation of Premiums

       (ii) Transfers................... Summary; Transfer Privilege

      (iii) Exchanges .................. Transfers, Assignments or Exchange
                                         of a Contract

    (c) Changes ........................ Additions, Deletions or Substitutions
                                         of Investments; Description of Annuity
                                         Contract; Modification;

    (d) Inquiries ...................... Cover page; Inquiries

 8. Annuity Period ..................... Summary; Payment Options

 9. Death Benefit ...................... Death Benefit Before the Retirement
                                         Date

10. Purchases and Contract Value

    (a) Purchases ...................... Summary; Issuance of a Contract;
                                         Premiums; Free Look Period; Allocation
                                         of Premiums; Variable Cash Value;

    (b) Valuation ...................... Definitions; Variable Cash Value;

    (c) Daily Calculation .............. Definitions; Variable Cash Value;

    (d) Underwriter .................... Issuance of a Contract; Distribution
                                         of the Contracts

11. Redemptions

    (a) -- By Owners .................... Summary; Transfer Privilege;
                                          Surrenders and Partial Surrenders;
                                          Proceeds on the Retirement Date;
                                          Payments; Payment Options; Federal
                                          Tax Matters

        -- By Annuitant ................. Summary; Transfer Privilege;
                                          Surrenders and Partial Surrenders;
                                          Proceeds on the Retirement Date;
                                          Payments; Payment Options; Federal
                                          Tax Matters

    (b) Taxes ORP ....................... N/A

    (c) Check Delay ..................... Payments

    (d) Lapse ........................... N/A

    (e) Free Look ....................... Summary; Free Look Period

12.  Taxes .............................. Summary; Federal Tax Matters

13.  Legal Proceedings .................. Legal Proceedings

14.  Table of Contents for the Statement
      of Additional Information ......... Statement of Additional Information
                                          Table of Contents

PART B

ITEM OF FORM N-4                                    PART B CAPTION
----------------                                    --------------

15.  Cover Page ......................... Cover Page

16.  Table of Contents .................. Table of Contents

17.  General Information and History .... N/A

18.  Services

     (a) Fees and Expenses of Registrant. N/A

     (b) Management Contracts ........... N/A

     (c) Custodian ...................... N/A

         Independent Public Accountant .. Experts

     (d) Assets of Registrant ........... N/A

     (e) Affiliated Persons ............. N/A

     (f) Principal Underwriter .......... Distribution of the Contracts
                                          (prospectus)

19.  Purchase of Securities
     Being Offered ...................... Distribution of the Contracts
                                          (prospectus)

     Offering Sales Load ................ N/A

20.  Underwriters ....................... Distribution of the Contracts
                                          (prospectus)

21.  Calculation of Performance Data .... Calculation of Yields and Total
                                          Returns; Yields and Total Returns
                                          (prospectus)

22.  Annuity Payments ................... Payment Options (prospectus)

23.  Financial Statements ............... Financial Statements

PART C -- OTHER INFORMATION

ITEM OF FORM N-4                                    PART C CAPTION
----------------                                    --------------

24.  Financial Statements and Exhibits... Financial Statements and Exhibits

     (a) Financial Statements ........... (a) Financial Statements

     (b) Exhibits ....................... (b) Exhibits

25.  Directors and Officers of the
      Depositor ......................... Directors and Officers of Farm
                                          Bureau Life Insurance Company

26.  Persons Controlled By or Under
      Common Control with the
      Depositor or Registrant ........... Persons Controlled By or In Common
                                          Control with the Depositor or
                                          Registrant

27.  Number of Contractowners ........... Number of owners

28.  Indemnification .................... Indemnification

29.  Principal Underwriters ............. Principal Underwriter

30.  Location of Accounts and Records ... Location of Books and Records

31.  Management Services ................ Management Services

32.  Undertakings ....................... Undertakings and Representations

     Signature Page ..................... Signatures

                                     [Logo]



 VARIABLE ANNUITY

   [LOGO]
                        May 1, 1997


                        Prospectuses for:

                       Flexible Premium Deferred Variable
                       Annuity Contracts

                              issued by
                       Farm Bureau Life

                       Insurance Company
                       -------------------------------------------

                       FBL Variable Insurance
                       Series Fund

                              managed by
                       FBL Investment
                       Advisory Services, Inc.

                              Call Toll-Free
                              1-800-247-4170
                                   225-5846 (Des Moines)

PROSPECTUS
--------------------------------------------------------------------------------

Farm Bureau Life Annuity Account
Individual Flexible Premium Deferred
Variable Annuity Contract

--------------------------------------------------------------------------------

This Prospectus describes the individual flexible premium deferred variable annuity contract (the "Contract") being offered by Farm Bureau Life Insurance Company (the "Company"). The Contract may be sold to or in connection with retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code.


Premiums and cash values are allocated, as designated by the owner, to one or more of the subaccounts of the Farm Bureau Life Annuity Account (the "Account"), the Declared Interest Option, or both. The assets of each Subaccount will be invested solely in a corresponding portfolio of FBL Variable Insurance Series Fund (the "Fund"). The accompanying prospectus for the Fund describes its six Portfolios--the Value Growth Portfolio, the High Grade Bond Portfolio, the High Yield Bond Portfolio, the Managed Portfolio, the Money Market Portfolio and the Blue Chip Portfolio. The cash value of the Contracts prior to the retirement date, except for amounts in the Declared Interest Option, will vary according to the investment performance of the portfolios of the Fund in which the selected Subaccounts are invested. THE OWNER BEARS THE ENTIRE INVESTMENT RISK ON AMOUNTS ALLOCATED TO THE ACCOUNT.



This Prospectus sets forth basic information about the Contract and the Account that a prospective investor should know before investing. Additional information about the Contract and the Account is contained in the Statement of Additional Information, which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is dated the same as this Prospectus and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 29 of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling the Company at the address or phone number shown below.

--------------------------------------------------------------------------------

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE FUND.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

Issued By

Farm Bureau Life Insurance Company
5400 University Avenue
West Des Moines, Iowa 50266
1-800-247-4170
515-225-5846


                         THE DATE OF THIS PROSPECTUS IS
                                  MAY 1, 1997

--------------------------------------------------------------------------------
                   TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

EXPENSE TABLES.............................................................    3

--------------------------------------------------------------------------------

DEFINITIONS................................................................    5

--------------------------------------------------------------------------------

SUMMARY....................................................................    6

--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION............................................    7

--------------------------------------------------------------------------------


THE COMPANY, ACCOUNT AND FUND..............................................    8

           Farm Bureau Life Insurance Company.....................    8

           Iowa Farm Bureau Federation............................    8

           Farm Bureau Life Annuity Account.......................    8

           FBL Variable Insurance Series Fund.....................    8

           Addition, Deletion or Substitution of Investments......   10

--------------------------------------------------------------------------------



DESCRIPTION OF ANNUITY CONTRACT............................................   11

           Issuance of a Contract.................................   11

           Premiums...............................................   11

           Free-Look Period.......................................   11

           Allocation of Premiums.................................   12

           Variable Cash Value....................................   12

           Transfer Privilege.....................................   13

           Partial Surrenders and Surrenders......................   13

           Death Benefit Before the Retirement Date...............   14

           Proceeds on the Retirement Date........................   15

           Payments...............................................   15

           Modification...........................................   15

           Reports to Owners......................................   16

           Inquiries..............................................   16

--------------------------------------------------------------------------------



THE DECLARED INTEREST OPTION...............................................   16

           Minimum Guaranteed and Current Interest Rates..........   16

           Transfers From Declared Interest Option................   17

           Payment Deferral.......................................   17

--------------------------------------------------------------------------------



CHARGES AND DEDUCTIONS.....................................................   17

           Surrender Charge (Contingent Deferred Sales Charge)....   17

           Annual Administrative Charge...........................   18

           Transfer Processing Fee................................   18

           Mortality and Expense Risk Charge......................   18

           Fund Expenses..........................................   18

           Premium Taxes..........................................   18

           Other Taxes............................................   18

--------------------------------------------------------------------------------



PAYMENT OPTIONS............................................................   19

           Election of Options....................................   19

           Description of Options.................................   19

--------------------------------------------------------------------------------



YIELDS AND TOTAL RETURNS...................................................   20

--------------------------------------------------------------------------------



FEDERAL TAX MATTERS........................................................   21

           Introduction...........................................   21

           Tax Status of the Contract.............................   22

           Taxation of Annuities..................................   23

           Transfers, Assignments or Exchanges of a Contract......   25

           Withholding............................................   25

           Multiple Contracts.....................................   25

           Taxation of Qualified Plans............................   25

           Possible Charge for the Company's Taxes................   26

           Other Tax Consequences.................................   27

--------------------------------------------------------------------------------



DISTRIBUTION OF THE CONTRACTS..............................................   27

--------------------------------------------------------------------------------



LEGAL PROCEEDINGS..........................................................   27

--------------------------------------------------------------------------------



VOTING RIGHTS..............................................................   27

--------------------------------------------------------------------------------



FINANCIAL STATEMENTS.......................................................   28

--------------------------------------------------------------------------------



STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS......................   29

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   EXPENSE TABLES
--------------------------------------------------------------------------------

The following expense information assumes that the entire cash value is variable cash value.

OWNER TRANSACTION EXPENSES
  Sales Charge Imposed on Premiums.........................................................       None
  Maximum Surrender Charge (contingent deferred sales charge) as a percentage of the amount
   surrendered.............................................................................          6  %
  Transfer Processing Fee..................................................................       None*

* The Company reserves the right to charge a transfer fee in the future. See "Charges and Deductions."

ANNUAL ADMINISTRATIVE CHARGE...............................................................    $    30

ACCOUNT ANNUAL EXPENSES (as a percentage of average net assets)
  Mortality and Expense Risk Charge........................................................          1.25   %
  Other Account Expenses...................................................................       None
    Total Account Expenses.................................................................          1.25%

ANNUAL FUND EXPENSES (as a percentage of average net assets)


                                                                                              VALUE GROWTH
                                                                                                PORTFOLIO
                                                                                             ---------------
 Management Fees (investment advisory fees)................................................          0.45%
  Other Expenses After Reimbursement.......................................................          0.20%
    Total Annual Fund Expenses (after reimbursements)......................................          0.65%(1)

                                                                                               HIGH GRADE
                                                                                             BOND PORTFOLIO
                                                                                             ---------------
 Management Fees (investment advisory fees)................................................          0.30%
  Other Expenses After Reimbursement.......................................................          0.35%
    Total Annual Fund Expenses (after reimbursements)......................................          0.65%(1)

                                                                                               HIGH YIELD
                                                                                             BOND PORTFOLIO
                                                                                             ---------------
 Management Fees (investment advisory fees)................................................          0.45%
  Other Expenses After Reimbursement.......................................................          0.20%
    Total Annual Fund Expenses (after reimbursements)......................................          0.65%(1)

                                                                                                 MANAGED
                                                                                                PORTFOLIO
                                                                                             ---------------
 Management Fees (investment advisory fees)................................................          0.45%
  Other Expenses After Reimbursement.......................................................          0.20%
    Total Annual Fund Expenses (after reimbursements)......................................          0.65%(1)

                                                                                              MONEY MARKET
                                                                                                PORTFOLIO
                                                                                             ---------------
  Management Fees (investment advisory fees)...............................................          0.25%
  Other Expenses After Reimbursement.......................................................          0.40%
    Total Annual Fund Expenses (after reimbursements)......................................          0.65%(1)

                                                                                                BLUE CHIP
                                                                                                PORTFOLIO
                                                                                             ---------------
  Management Fees (investment advisory fees)...............................................          0.20%
  Other Expenses After Reimbursement.......................................................          0.28%
    Total Annual Fund Expenses (after reimbursements)......................................          0.48%



(1) Total portfolio operating expenses were 0.55% for Value Growth, High Grade Bond, High Yield Bond, Managed and Money Market for the fiscal year ended December 31, 1996. The figures have been restated for the reduction in management fees from 0.50% to 0.45% for Value Growth and High Yield Bond, 0.55% to 0.45% for Managed and 0.30% to 0.25% for Money Market, and the increase in expense reimbursement to 0.65% effective May 1, 1997. (The High Grade Bond Portfolio did not decrease its management fees.)

The above tables are intended to assist the owner of a contract in understanding the costs and expenses that he or she will bear directly or indirectly. The tables reflect the expenses for the Account based on the actual expenses for each Portfolio of the Fund for the 1996 fiscal year. For a more complete description of the various costs and expenses see "Charges and Deductions" and the prospectus for the Fund which accompanies this Prospectus.



The annual expenses listed for all of the Portfolios of the Fund are net of certain reimbursements by the Fund's investment adviser. Operating expenses (including the investment advisory fee but excluding brokerage, interest, taxes and extraordinary expenses) of a Portfolio that exceed 1.50% of the Portfolio's average daily net assets for any fiscal year are reimbursed by the Fund's investment adviser up to the amount of the advisory fee. In addition, the investment adviser has voluntarily agreed to reimburse each Portfolio for expenses that exceed 0.55% of the Portfolio's average daily net assets for the period January 1, 1997 through April 30, 1997, and 0.65% for the period May 1, 1997 through December 31, 1997. Although there can be no assurance that this reimbursement will be continued, the Fund expects it to be renewed for the 1998 fiscal year. Absent the reimbursements, the Portfolio's total expenses for the 1996 fiscal year would have been: Value Growth 0.69%, High Grade Bond 0.80%, High Yield Bond 0.87%, Managed 0.75% and Money Market 0.82%.


EXAMPLES: An owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

    1. If the Contract is surrendered or is annuitized at the end of the applicable time period:

SUBACCOUNT                                                                                    1 YEAR       3 YEARS      5 YEARS
------------------------------------------------------------------------------------------  -----------  -----------  -----------
Value Growth..............................................................................   $     108    $     189    $     269
High Grade Bond...........................................................................         108          189          269
High Yield Bond...........................................................................         108          189          269
Managed...................................................................................         108          189          269
Money Market..............................................................................         108          189          269
Blue Chip.................................................................................         108          187          266

SUBACCOUNT                                                                                   10 YEARS
------------------------------------------------------------------------------------------  -----------
Value Growth..............................................................................   $     508
High Grade Bond...........................................................................         508
High Yield Bond...........................................................................         508
Managed...................................................................................         508
Money Market..............................................................................         508
Blue Chip.................................................................................         501


    2. If the Contract is not surrendered or annuitized at the end of the applicable time period:

SUBACCOUNT                                                                                    1 YEAR       3 YEARS      5 YEARS
------------------------------------------------------------------------------------------  -----------  -----------  -----------
Value Growth..............................................................................   $      48    $     146    $     247
High Grade Bond...........................................................................          48          146          247
High Yield Bond...........................................................................          48          146          247
Managed...................................................................................          48          146          247
Money Market..............................................................................          48          146          247
Blue Chip.................................................................................          48          144          243

SUBACCOUNT                                                                                   10 YEARS
------------------------------------------------------------------------------------------  -----------
Value Growth..............................................................................   $     508
High Grade Bond...........................................................................         508
High Yield Bond...........................................................................         508
Managed...................................................................................         508
Money Market..............................................................................         508
Blue Chip.................................................................................         507


The examples provided above assume that no transfer charges or premium taxes have been assessed. The examples also assume that the annual administrative charge is $30 and that the cash value per contract is $10,000, which translates the administrative charge into an assumed .30% charge for the purposes of the examples based on a $1,000 investment.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE ASSUMED 5% ANNUAL RATE OF RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THIS ASSUMED RATE.

--------------------------------------------------------------------------------
                   DEFINITIONS
--------------------------------------------------------------------------------


ACCOUNT.........................  Farm Bureau Life Annuity Account.
ANNUITANT....................  The  person whose  life determines the  annuity benefits  payable under the
                               Contract and whose death determines the death benefit. The owner is  always the annuitant.
BENEFICIARY..................  The person to whom the proceeds payable on the death of the owner/annuitant will be paid.
BUSINESS DAY.................  Each  day that the New York Stock  Exchange is open for trading, except the day after Thanksgiving, the Friday after Christmas and any day on which the
                               Home Office is closed  because of a weather-related  or comparable type  of emergency  and  is  unable  to  segregate  orders  and  redemption requests received on that day.
CASH SURRENDER VALUE.........  The cash value less any applicable surrender charge.
CASH VALUE...................  The total amount invested under the Contract.  It is the sum of the  values of  the Contract in  each subaccount of  the Account plus  the value of the
                               Contract in the Declared Interest Option.
THE CODE.....................  The Internal Revenue Code of 1986, as amended.
CONTRACT ANNIVERSARY.........  Same date in each Contract Year as the Contract Date.
CONTRACT DATE................  The date  set forth  on the  data page  of the  Contract which  is used  to determine Contract Years and Contract Anniversaries.
CONTRACT YEAR................  A  twelve-month  period beginning  on the  Contract Date  or on  a Contract
                               Anniversary.
DECLARED INTEREST OPTION.....  An investment option  under the  Contract funded by  the Company's  general account.  It is not part of, nor dependent upon, the investment performance of the Account.
DUE PROOF OF DEATH...........  Proof of death satisfactory to the  Company. Such proof may consist of  the following if acceptable to the Company:
                               (a)  a certified copy of the death certificate;
                               (b)  a certified copy of a court decree reciting a finding of death; or
                               (c)  any other proof satisfactory to the Company.
GENERAL ACCOUNT..............  The  assets of the Company other than those allocated to the Account or any other separate account of the Company.
HOME OFFICE..................  The principal offices of  the Company at 5400  University Avenue, West  Des
                               Moines, Iowa 50266.
NON-QUALIFIED CONTRACT.......  A Contract that is not a "Qualified Contract."
OWNER........................  The annuitant. Also the person who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract.
QUALIFIED CONTRACT...........  A Contract that is issued in connection with plans that qualify for special federal income tax treatment under Sections 401, 403(b) or 408 of the Code.
RETIREMENT DATE..............  The date when the cash value will be applied under a payment option, if the annuitant is still living.
SEC..........................  U.S. Securities and Exchange Commission.
SUBACCOUNT...................  A  subdivision  of the  Account,  the assets  of  which are  invested  in a corresponding portfolio of the Fund.
VALUATION PERIOD.............  The period that starts at  3:00 p.m. central time  on one Business Day  and ends at 3:00 p.m. central time on the next succeeding Business Day.
WRITTEN NOTICE...............  A  written request or notice in a form satisfactory to the Company which is signed by the owner and received at the Home Office.

--------------------------------------------------------------------------------
                   SUMMARY
--------------------------------------------------------------------------------
THE CONTRACT
                        ISSUANCE OF A CONTRACT. Contracts may be sold in connection with retirement plans which may or may not qualify for special federal tax treatment under the Code. There is no maximum age for owners on the Contract date. (See "Issuance of a Contract.")

                        FREE-LOOK PERIOD. The owner has the right to return the Contract within 10 days after he or she receives it.
                       (Owners in the states of Idaho, North Dakota and Wisconsin are allowed to return the Contract within 20 days after he or she receives it. Owners may be entitled to a 20-day free-look period if the Contract is a replacement.) The returned Contract will become void. The Company will return to the owner an amount equal to the greater of the premiums paid or the cash value on the date the returned Contract is received at the West Des Moines Home Office plus administrative charges and charges deducted from the Account. (See "Free-Look Period.")


                        PREMIUMS. The minimum amount which the Company will accept as an initial premium is $1,000. Subsequent premiums of not less than $50 may be paid under the Contract. (See "Premiums.")

                        ALLOCATION OF PREMIUMS. Premiums under a Contract will be allocated, as designated by the owner, to one or more
                       Subaccounts, the Declared Interest Option, or both. The initial premium will be allocated to the Money Market Subaccount for a 10-day period following the Contract date. At the end of that period, the amount in the Money Market Subaccount will be allocated among the Subaccounts and the Declared Interest Option in accordance with the owner's percentage allocation in the application. The assets of each Subaccount will be invested solely in a corresponding portfolio of the Fund. The cash value, except for amounts in the Declared Interest Option, will vary according to the investment performance of the portfolios of the Fund in which the selected Subaccounts are invested. Interest will be credited to amounts in the Declared Interest Option at a guaranteed minimum rate of 3% per year, or a higher current interest rate declared by the Company. (See "Allocation of Premiums.")

                        TRANSFERS. On or before the retirement date, the owner may transfer all or part of the amount in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option subject to certain restrictions.

                       The total amount transferred each time must be at least $100 or the entire amount in the Subaccount, if less. Only one transfer out of the Declared Interest Option is allowed each Contract year and that transfer must be for no more than 25% of the cash value in that option. No fee is currently charged for transfers, but the Company reserves the right to assess a transfer processing fee of $25 for each transfer after the first transfer during a Contract year. (See "Transfer Privilege.")

                        PARTIAL SURRENDER. Upon written notice at any time before the retirement date, the owner may surrender part of the cash surrender value subject to certain limitations. (See "Partial Surrenders.")

                        SURRENDER. Upon written notice received on or before the retirement date, the owner may surrender the Contract and receive its cash surrender value. (See "Surrender.")
--------------------------------------------------------------------------------
CHARGES AND
DEDUCTIONS
                       The following charges and deductions are assessed under the Contract:
                        SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). No charge for sales expense is deducted from premiums at the time premiums are paid. However, if a Contract has not been in force for six full Contract years, upon surrender, partial surrender or the application of the cash value to certain payment options under certain circumstances, a surrender charge is deducted from the amount surrendered or from the remaining cash value.

                       For the first Contract year, the charge is 6% of the amount surrendered. Thereafter, the surrender charge decreases by 1% each subsequent Contract year. In no event will the total surrender charge on any Contract exceed 8 1/2% of the total premiums paid under the Contract. (See "Charge for Partial Surrender or Surrender.")

                       Subject to certain restrictions, for the first partial surrender or surrender in each Contract year after the first Contract year, up to 10% of the cash value (as of the date the surrender request is received at the Home Office) may be surrendered without a surrender charge. (See "Amounts Not Subject to Surrender Charge.") The surrender charge may be waived as provided in the Contracts. (See "Waiver of Surrender Charge.")

                        ANNUAL ADMINISTRATIVE CHARGE. On the Contract date and on each Contract anniversary prior to the retirement date, the Company deducts an annual administrative charge of $30 from the cash value. (See "Annual Administrative Charge.")

                        MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Account at an annual rate of 1.25% (approximately 0.86% for mortality risk and 0.39% for expense risks). (See "Mortality and Expense Risk Charge.")
--------------------------------------------------------------------------------
ANNUITY PROVISIONS
                       On the retirement date, the cash value (less any applicable surrender charge) will be applied under a payment option, unless the owner chooses to receive the cash surrender value in a lump sum. Payments under these options do not depend upon the Account's performance. (See "Payment Options.")
--------------------------------------------------------------------------------
FEDERAL TAX MATTERS
                       Generally, a distribution (including a surrender, partial surrender or death benefit payment) may result in taxable income. In certain circumstances, a 10% penalty tax may apply. For further discussion of the federal income status of variable annuity contracts, see "Federal Tax Matters."
--------------------------------------------------------------------------------
                   CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                       The Account commenced operations on December 13, 1993, however, no premiums were received until January 3, 1994. The information presented below reflects the Accumulation Unit information for the Subaccounts through December 31, 1996.



                                      ACCUMULATION UNIT    ACCUMULATION
                                      VALUE AT BEGINNING  UNIT VALUE AT   NUMBER OF UNITS AT
          YEAR ENDED 12/31                 OF YEAR         END OF YEAR       END OF YEAR
------------------------------------  ------------------  --------------  ------------------
Value Growth Subaccount
                1994                    $    10.000000     $   9.444367       432,277.301991
                1995                          9.444367        11.757386       517,391.062449
                1996                         11.757386        13.674196       842,024.475801
High Grade Bond Subaccount
                1994                    $    10.000000     $   9.814168        76,901.476870
                1995                          9.814168        11.081686       111,363.527645
                1996                         11.081686        11.598221       157,246.624168
High Yield Bond Subaccount
                1994                    $    10.000000     $   9.694750       121,183.181173
                1995                          9.694750        11.030995       204,375.618302
                1996                         11.030995        12.279317       259,711.686337
Managed Subaccount
                1994                    $    10.000000     $   9.391586       399,444.197239
                1995                          9.391586        11.673937       470,401.235924
                1996                         11.673937        13.544603       874,077.697751
Money Market Subaccount
                1994                    $    10.000000     $  10.244543        34,710.804010
                1995                         10.244543        10.674932        35,138.421239
                1996                         10.674932        11.060720        98,181.048713
Blue Chip Subaccount
                1994                    $    10.000000     $   9.894181        79,759.631145
                1995                          9.894181        12.994267       166,613.068180
                1996                         12.994267        15.598591       420,198.490583

--------------------------------------------------------------------------------
                   THE COMPANY, ACCOUNT AND FUND
--------------------------------------------------------------------------------
FARM BUREAU LIFE
INSURANCE COMPANY

                       The Company is a stock life insurance company incorporated in the State of Iowa on October 30, 1944. 100% of the outstanding voting shares of the Company are owned by FBL Financial Group, Inc. At December 31, 1996, Iowa Farm Bureau Federation owns 63.86% of the outstanding voting stock of FBL Financial Group, Inc. The Company is principally engaged in the offering of life insurance policies, disability income insurance policies and annuity contracts and is admitted to do business in fifteen states--Arizona, Colorado, Idaho, Iowa, Kansas, Minnesota, Montana, Nebraska, New Mexico, North Dakota, Oklahoma, South Dakota, Utah, Wisconsin and Wyoming.

--------------------------------------------------------------------------------
IOWA FARM BUREAU
FEDERATION
                       Iowa Farm Bureau Federation is an Iowa not-for-profit corporation, the members of which are county Farm Bureau organizations and their individual members. Iowa Farm Bureau Federation is primarily engaged, through various divisions and subsidiaries, in the formulation, analysis and promotion of programs (at local, state, national and international levels) that are designed to foster the educational, social and economic advancement of its members. The principal offices of Iowa Farm Bureau Federation are at 5400 University Avenue, West Des Moines, Iowa 50266.
--------------------------------------------------------------------------------
FARM BUREAU LIFE
ANNUITY ACCOUNT
                       The Account was established by the Company as a separate account on July 26, 1993. The Account will receive and invest premiums paid under the Contracts. In addition, the Account may receive and invest premiums for any other variable annuity contracts issued in the future by the Company.
                       Although the assets in the Account are the property of the Company, the assets in the Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The assets of the Account are available to cover the general liabilities of the Company only to the extent that the Account's assets exceed its liabilities arising under the Contracts and any other contracts supported by the Account. The Company has the right to transfer to the general account any assets of the Account which are in excess of such reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

                       The Account currently is divided into six Subaccounts but may, in the future, include additional subaccounts. Each Subaccount invests exclusively in shares of a single corresponding portfolio of the Fund. Income and realized and unrealized gains or losses from the assets of each Subaccount are credited to or charged against that Subaccount without regard to income, gains or losses from any other Subaccount.

                       The Account has been registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the Securities and Exchange Commission does not involve supervision of the management or investment practices or policies of the Account or the Company by the Commission. The Account is also subject to the laws of the State of Iowa which regulate the operations of insurance companies domiciled in Iowa.
--------------------------------------------------------------------------------
FBL VARIABLE
INSURANCE SERIES FUND

                       The Account invests in shares of the Fund, a management investment company of the series type with six investment Portfolios. The Fund currently has a Value Growth Portfolio, High Grade Bond Portfolio, High Yield Bond Portfolio, Managed Portfolio, Money Market Portfolio and Blue Chip Portfolio. The Fund may, in the future, provide for additional portfolios. Each Portfolio has its own investment objectives and the income and losses for each Portfolio of the Fund will be determined separately.

                       The investment objectives and policies of each Portfolio are summarized below. There is no assurance that any
                       Portfolio will achieve its stated objectives. More detailed information, including a description of risks and expenses, may be found in the prospectus for the Fund, which must accompany or precede this Prospectus and which should be read carefully and retained for future reference.

                           VALUE GROWTH PORTFOLIO. This Portfolio seeks long-term capital appreciation. The Portfolio pursues this objective by investing primarily in equity securities of companies that the investment adviser believes have a potential to earn a high return on capital and/or in equity securities that the investment adviser believes are undervalued by the market place. Such equity securities may include common stock, preferred stock and securities convertible or exchangeable into common stock.



                           HIGH GRADE BOND PORTFOLIO. This Portfolio seeks as high a level of current income as is consistent with an investment in a high grade portfolio of debt securities. The Portfolio will pursue this objective by investing primarily in debt securities rated AAA, AA or A by Standard & Poor's Corporation or Aaa, Aa or A by Moody's Investors Service, Inc. and in securities issued or guaranteed by the United States government or its agencies or instrumentalities.


                           HIGH YIELD BOND PORTFOLIO. This Portfolio seeks as a primary objective, as high a level of current income as is consistent with investment in a portfolio of fixed-income securities rated in the lower categories of established rating services. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio pursues these objectives by investing primarily in fixed-income securities rated Baa or lower by Moody's Investors Service, Inc. and/or BBB or lower by Standards & Poor's Corporation, or in unrated securities of comparable quality. AN INVESTMENT IN THIS PORTFOLIO MAY ENTAIL GREATER THAN ORDINARY FINANCIAL RISK. (See the Fund Prospectus "Principal Risk Factors--Special Considerations--High Yield Bonds.")


                           MANAGED PORTFOLIO. This Portfolio seeks the highest total investment return of income and capital appreciation. The Portfolio will pursue this objective through a fully managed investment policy consisting of investment in the following three market sectors: (i) growth common stocks and securities convertible or exchangeable into growth common stocks, including warrants and rights; (ii) high grade debt securities and preferred stocks of the type in which the High Grade Bond Portfolio may invest; and (iii) high quality short-term money market instruments of the type in which the Money Market Portfolio may invest.


                           MONEY MARKET PORTFOLIO. This Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio will pursue this objective by investing in high quality short-term money market instruments. AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U .S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                           BLUE CHIP PORTFOLIO. This Portfolio seeks growth of capital and income. The Portfolio pursues this objective by investing primarily in common stocks of well-capitalized, established companies. Because this Portfolio may be invested heavily in particular stocks or industries, an investment in this Portfolio may entail relatively greater risk of loss.

                       The Fund currently sells shares only to the Account and a separate account of the Company supporting variable life insurance contracts. The Fund may in the future sell shares to other separate accounts of the Company or its life insurance company affiliates supporting other variable products, or to variable life insurance and annuity separate accounts of insurance companies not affiliated with the Company. The Company currently does not foresee any disadvantages to owners arising from the sale of shares to support its variable life insurance contracts or that would arise if the Fund were to offer its shares to support products other than the Contracts or such variable life insurance contracts. However, the management of the Fund will monitor events in order to identify any material irreconcilable conflicts that might possibly arise if the Fund were to offer its shares to support products other than the Contracts or such variable life insurance contracts. In the event of such a conflict, it would determine what action, if any, should be taken in response to the conflict. In addition, if the Company believes that the Fund's response to any such conflicts insufficiently protects owners, it will take appropriate action on its own, including withdrawing the Account's investment in the Fund. (See the Fund Prospectus for more detail.)


                                STRUCTURAL CHART


                                 [CHART]

                       FBL Investment Advisory Services, Inc. (the "Adviser") serves as investment adviser to the Fund and manages its assets in accordance with policies, programs and guidelines established by the Trustees of the Fund. The Adviser is a wholly-owned, indirect subsidiary of the Company.

                       The Fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Fund by the SEC.
--------------------------------------------------------------------------------
ADDITION, DELETION OR
SUBSTITUTION OF
INVESTMENTS
                       The Company reserves the right, subject to applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase. If the shares of a Portfolio of the Fund are no longer available for investment or if, in the Company's judgment, further investment in any Portfolio should become inappropriate in view of the purposes of the Account, the Company may redeem the shares, if any, of that Portfolio and substitute shares of another Portfolio of the Fund or of another registered open-end management investment company. The Company will not substitute any shares attributable to a Contract's interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.
                       The Company also reserves the right to establish additional subaccounts of the Account, each of which would invest in shares corresponding to a portfolio of the Fund or in shares of another investment company having a specified investment objective. The Company may, in its sole discretion, establish new subaccounts or eliminate or combine one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new subaccounts may be made available to existing Contract owners on a basis to be determined by the Company. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more Subaccounts may be transferred to any other Subaccount if, in the sole discretion of the Company, marketing, tax or investment conditions warrant.

                       In the event of any such substitution or change, the Company may, by appropriate endorsement, change the Contract to reflect the substitution or change. If the Company deems it to be in the best interest of Contract owners and annuitants, and subject to any approvals that may be required under applicable law, the Account may be operated as a management investment company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, it may be combined with other Company separate accounts or its assets may be transferred to another separate account of the Company. In addition, the Company may, when permitted by law, restrict or eliminate any voting rights of owners or the persons who have such rights under the Contracts.
--------------------------------------------------------------------------------
                   DESCRIPTION OF ANNUITY CONTRACT
--------------------------------------------------------------------------------
ISSUANCE OF A
CONTRACT

                       In order to purchase a Contract, application must be made to the Company through a licensed representative of the Company, who is also a registered representative of FBL Marketing Services, Inc. ("FBL Marketing"), a broker-dealer having a selling agreement with FBL Marketing or a broker-dealer having a selling agreement with such broker/dealer. The Contract date will be the date the properly completed application is received by the Company at its Home Office. If this date is the 29th, 30th or 31st of any month, the Contract date will be the 28th of such month. Contracts may be sold to or in connection with retirement plans that do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code. There is no maximum age for owners on the Contract date.

--------------------------------------------------------------------------------
PREMIUMS
                       The minimum initial premium which the Company will accept is $1,000. Subsequent premium payments may be paid at any time during the annuitant's lifetime and before the retirement date and must be for at least $50.

                       The Company offers a conversion program for its term insurance or Executive Term policies. Under the program, owners of a term policy issued by the Company can elect to convert their term policy to a Contract at any time between the first and sixth policy anniversaries of their term policy. Upon conversion, the Company will credit to the initial premium for the Contract an amount equal to the annual premium paid on the term policy, up to a limit of $5.00 per $1,000 of the term insurance face amount. Custom Term II contains a Premium Credit Benefit that allows the policy owner credit towards the purchase of a Contract at any time between the first and sixth policy anniversaries on their term policy. Upon exercise of this benefit, the Company will credit to the initial premium for the Contract an amount equal to the annual premium paid on the term policy, up to a limit of $5.00 per $1,000 of the term insurance face amount. The existing Custom Term II policy need not be canceled to use this benefit. These credits will be treated as a premium for purposes of Contract provisions applicable to premiums, such as premium taxes and contingent deferred sales charges. Please see your registered representative for more information. A commission is paid to a registered representative upon a conversion.


                       At the time of application, a premium reminder notice schedule may be selected based on an annual, semi-annual or quarterly payment. The owner will receive a premium reminder notice at the specified interval. The owner may change the amount and schedule of the premium reminder notice. Also, under the Automatic Payment Plan, the owner can select a monthly payment schedule pursuant to which premium payments will be automatically deducted from a bank account or other source rather than being "billed." The Contract will not necessarily lapse even if premiums are not paid.
--------------------------------------------------------------------------------
FREE-LOOK PERIOD

                       The Contract provides for an initial "free-look" period. The owner has the right to return the Contract within 10 days of receiving it. (Owners in the states of Idaho,

                       North Dakota and Wisconsin are allowed to return the Contract within 20 days of receiving it. Owners may be entitled to a 20-day free-look period if the Contract is a replacement.) When the Company receives the returned Contract at its Home Office, it will cancel the Contract and refund to the owner an amount equal to the greater of the premiums paid under the Contract or the sum of the cash value as of the date the returned Contract is received by the Company at its Home Office plus the amount of the annual administration charge and any charges deducted from the Account.

--------------------------------------------------------------------------------
ALLOCATION OF
PREMIUMS
                       If the application for a Contract is properly completed and is accompanied by all the information necessary to process it, including payment of the initial premium, the initial premium will be allocated to the Money Market Subaccount within two business days of receipt of such premium by the Company at its Home Office. If the application is not properly completed, the Company reserves the right to retain the premium for up to five business days while it attempts to complete the application. If the application is not complete at the end of the 5-day period, the Company will inform the applicant of the reason for the delay and the initial premium will be returned immediately, unless the applicant specifically consents to the Company retaining the premium until the application is complete. Once the application is complete, the initial premium will be allocated to the Money Market Subaccount within two business days.
                       At the time of application, the owner selects how the initial premium is to be allocated among the Subaccounts and the Declared Interest Option. Any allocation must be for at least 10% of a premium payment and be in whole percentages.

                       The initial premium will be allocated to the Money Market Subaccount for a 10-day period following the Contract date. After the expiration of the 10-day period, the amount in the Money Market Subaccount will be allocated among the Subaccounts and the Declared Interest Option in accordance with the owner's percentage allocation in the application. Any subsequent premiums will be allocated at the end of the valuation period in which the subsequent premium is received by the Company in the same manner, unless the allocation percentages are changed. Subsequent premiums will be allocated in accordance with the allocation schedule in effect at the time the premium payment is received. However, owners may direct individual payments to a specific Subaccount or the Declared Interest Option (or any combination thereof) without changing the existing allocation schedule.

                       The allocation schedule may be changed by the owner at any time by written notice. Changing the allocation schedule will not change the allocation of existing cash values among the Subaccounts or the Declared Interest Option.

                       The cash values allocated to a Subaccount will vary with that Subaccount's investment experience, and the owner bears the entire investment risk. Owners should periodically review their premium allocation schedule in light of market conditions and their overall financial objectives.
--------------------------------------------------------------------------------
VARIABLE CASH VALUE
                       The variable cash value will reflect the investment experience of the selected Subaccounts, any premiums paid, any surrenders or partial surrenders, any transfers and any charges assessed in connection with the Contract. There is no guaranteed minimum variable cash value, and, because a Contract's variable cash value on any future date depends upon a number of variables, it cannot be predetermined.
                        CALCULATION OF VARIABLE CASH VALUE. The variable cash value is determined at the end of each valuation period.
                       The value will be the aggregate of the values attributable to the Contract in each of the Subaccounts, determined for each Subaccount by multiplying that Subaccount's unit value for the relevant valuation period by the number of Subaccount units allocated to the Contract.

                        DETERMINATION OF NUMBER OF UNITS. Any amounts allocated to the Subaccounts will be converted into Subaccount units. The number of units to be credited to a Contract is determined by dividing the dollar amount being allocated to a Subaccount by the unit value for that Subaccount at the end of the valuation period during which the amount was allocated. The number of units in any Subaccount will be increased at the end of the valuation period by any premiums allocated to the Subaccount during the current valuation period and by any amounts transferred to the Subaccount from another Subaccount or the Declared Interest Option during the current valuation period. The number of units in any Subaccount will be decreased at the end of the valuation period by any amounts transferred from that Subaccount to another Subaccount or the Declared Interest Option, any amounts surrendered during the current valuation period, any surrender charge assessed upon a partial or full surrender and the annual administrative charge, if assessed during the current valuation period.

                        DETERMINATION OF UNIT VALUE. The unit value for each Subaccount's first valuation period is set at $10. The unit value for a Subaccount is calculated for each subsequent valuation period by dividing (a) by (b) where:

                               (a) is the net result of:

                                  1. the value of the net assets in the Subaccount at the end of the preceding valuation period; plus

                                  2. the investment income, dividends and capital gains, realized or unrealized, credited to the Subaccount during the current valuation period; minus

                                  3.      the   capital   losses,   realized  or
                              unrealized, charged against the Subaccount during the current valuation period; minus

                                  4. any amount charged for taxes or any amount set aside during the valuation period as a provision for taxes attributable to the Subaccount; minus

                                  5.  the daily amount charged for mortality and
                              expense   risks  for  each   day  of  the  current
                              valuation period; and


                               (b) the number of units outstanding at the end of
                           the preceding valuation period.

--------------------------------------------------------------------------------
TRANSFER PRIVILEGE
                       Before the retirement date, an owner may transfer all or part of an amount in a Subaccount to another Subaccount or the Declared Interest Option at any time, or transfer up to 25% of an amount in the Declared Interest Option to one or more Subaccounts. However, if a transfer request would reduce the amount in the Declared Interest Option below $1,000, the owner may transfer the entire amount from the Declared Interest Option. The minimum transfer amount must be the lesser of $100 or the entire amount in that Subaccount or the Declared Interest Option.
                       The transfer will be made as of the business day on or next following the day written notice requesting such transfer is received at the Home Office. There is no limit on the number of transfers that can be made among or between Subaccounts or the Declared Interest Option. However, only one transfer may be made from the Declared Interest Option each Contract year (See "Transfers from Declared Interest Option.")

                       Currently, there is no charge for transfers. The Company reserves the right, however to charge $25 for each transfer after the first transfer in any Contract year. For the purpose of assessing the transfer fee, all transfer requests received together in a valuation period would be considered to be one transfer, regardless of the Subaccounts or the Declared Interest Option affected. The processing fee would be deducted from the amount being transferred.

                       Transfers may be made based upon instructions given by telephone, provided the appropriate election has been made at the time of application or proper authorization is provided to the Company. The Company reserves the right to suspend telephone transfer privileges at any time, for any class of Contracts, for any reason.
--------------------------------------------------------------------------------
PARTIAL SURRENDERS
AND SURRENDERS
                        PARTIAL SURRENDERS. At any time before the retirement date, an owner may make a partial surrender of the cash surrender value. The minimum amount which may be surrendered is $500; the maximum amount is that which would leave the remaining cash value equal to or less than $2,000. A partial surrender request that would reduce the cash value to $2,000 or less will be treated as a full surrender of the Contract. The Company will withdraw the amount requested from the cash value as of the Business Day on or next following the day written notice requesting the partial surrender is received at the Home Office. Any applicable surrender charge will, at the election of the owner, be deducted from the remaining cash value or be deducted from the amount withdrawn. (See "Surrender Charge.")

                       The owner may specify the amount of the partial surrender to be made from certain Subaccounts or the Declared Interest Option. If the owner does not so specify, or if the amount in the designated Subaccount(s) or Declared Interest Option is inadequate to comply with the request, the partial surrender will be made from each Subaccount and the Declared Interest Option based on the proportion that the value in such Subaccount bears to the total cash value immediately prior to the partial surrender.

                       A partial surrender may have adverse federal income tax consequences, including a penalty tax. (See "Taxation of Annuities.")

                        SURRENDER. At any time before the retirement date, the owner may request a surrender of the contract for its cash surrender value. The cash surrender value will be determined as of the Business Day on or next following the date written notice requesting surrender and the Contract are received at the Home Office. The cash surrender value will be paid in a lump sum unless the owner requests payment under a payment option. A surrender may have adverse federal income tax consequences. (See "Taxation of Annuities.")

                        SURRENDER AND PARTIAL SURRENDER RESTRICTIONS. The owner's right to make surrenders and partial surrenders is subject to any restrictions imposed by applicable law or employee benefit plan.

                        RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN TYPES OF CONTRACTS. There are certain restrictions on surrenders and partial surrenders of Contracts used as funding vehicles for Code Section 403(b) retirement plans.
                       Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (i) elective contributions made in years beginning after December 31, 1988; (ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.
--------------------------------------------------------------------------------
DEATH BENEFIT BEFORE
THE RETIREMENT DATE
                       If the annuitant (who is always the owner) dies before the retirement date, the Company will pay the death benefit under the Contract to the beneficiary. The death benefit is equal to the greater of the sum of the premiums paid less any partial surrenders (including applicable surrender charges), or the cash value on the date the Company receives due proof of the annuitant's death. There is no death benefit payable if the annuitant dies after the retirement date. The death benefit will be paid to the beneficiary in a lump sum unless the owner or beneficiary elects a payment option.
                       If the annuitant (who is always the owner) dies before the retirement date, federal tax law applicable to a Non-Qualified Contract requires that the cash value be distributed to the beneficiary within five years after the date of the owner's death. These distribution requirements will be considered satisfied as to any portion of the proceeds payable to, or for the benefit of, a designated beneficiary, and which is distributed over the life (or a period not exceeding the life expectancy) of that beneficiary, provided that such distributions begin within one year of the owner's death. However, if the owner's spouse is the designated beneficiary, the Contract may be continued with such surviving spouse as the new owner.

                       If the owner dies on or after the retirement date, any remaining payments must be distributed at least as rapidly as under the payment option in effect on the date of such owner's death.

                       Other rules may apply to a Qualified Contract.
--------------------------------------------------------------------------------
PROCEEDS ON THE
RETIREMENT DATE
                       The retirement date is selected by the owner. For Non-Qualified Contracts, the retirement date may not be after the later of the annuitant's age 70 or 10 years after the Contract date. For Qualified Contracts, the retirement date must be no later than the annuitant's age 70 1/2 or such other date as meets the requirements of the Code.
                       On the retirement date, the proceeds will be applied under the life income annuity payment option with ten years guaranteed, unless the owner chooses to have the proceeds paid under another payment option or in a lump sum. (See "Payment Options.") If a payment option is elected, the amount that will be applied is the cash value less any applicable surrender charge. If a lump sum payment is chosen, the amount paid will be the cash surrender value on the retirement date.

                       The retirement date may be changed subject to these limitations: the owner's written notice must be received at the Home Office at least 30 days before the current retirement date; the requested retirement date must be a date that is at least 30 days after receipt of the written notice; and the requested retirement date must be no later than the annuitant's 70th birthday or any earlier date required by law.
--------------------------------------------------------------------------------
PAYMENTS
                       Any surrender, partial surrender or death benefit will usually be paid within seven days of receipt of a written request, any information or documentation reasonably necessary to process the request and, in the case of a death benefit, receipt and filing of due proof of death. However, payments may be postponed if:
                               1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

                               2. the SEC permits by an order the postponement for the protection of owners; or

                               3. the SEC determines that an emergency exists that would make the disposal of securities held in the Account or the determination of the value of the Account's net assets not reasonably practicable.

                       If a recent check or draft has been submitted, the Company has the right to delay payment until it has assured itself that the check or draft has been honored.

                       The Company  has  the  right  to  defer  payment  of  any
                       surrender, partial surrender or transfer from the Declared Interest Option for up to six months from the date of receipt of written notice for such a surrender or transfer. If payment is not made within 30 days after receipt of documentation necessary to complete the transaction, or such shorter period as required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at 3% or such higher rate required for a particular state.
--------------------------------------------------------------------------------
MODIFICATION
                       Upon notice to the owner, the Company may modify the Contract if:
                               1. necessary to make the Contract or the Account comply with any law or regulation issued by a governmental agency to which the Company is subject; or

                               2. necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

                               3.    necessary  to  reflect  a  change  in   the
                           operation of the Account; or

                               4. the modification provides additional Account and/or fixed accumulation options.

                       In the event of most such modifications, the Company will make appropriate endorsement to the Contract.
--------------------------------------------------------------------------------
REPORTS TO OWNERS
                       At least annually, the Company will mail to each owner, at such owner's last known address of record, a report containing the cash value (including the cash value in each Subaccount and the Declared Interest Option) of the Contract, premiums paid and charges deducted since the last report, partial surrenders made since the last report and any further information required by any applicable law or regulation.
--------------------------------------------------------------------------------
INQUIRIES
                       Inquiries regarding a Contract may be made by writing to the Company at its Home Office.
--------------------------------------------------------------------------------
                   THE DECLARED INTEREST OPTION
--------------------------------------------------------------------------------
                       An owner may allocate some or all of the premiums and transfer some or all of the cash value to the Declared Interest Option, which is part of the general account and pays interest at declared rates guaranteed for each Contract year (subject to a minimum guaranteed interest rate of 3%). The principal, after deductions, is also guaranteed. The Company's general account supports its insurance and annuity obligations.
                       The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Declared Interest Option nor the Company's general account has been registered as an investment company under the 1940 Act. Therefore, neither the Company's general account, the Declared Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts which are included in this Prospectus are for the owner's information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                       The portion of the cash value allocated to the Declared Interest Option (the "Declared Interest Option cash value") will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the general account, the Company assumes the risk of investment gain or loss on this amount. All assets in the general account are subject to the Company's general liabilities from business operations.
--------------------------------------------------------------------------------
MINIMUM GUARANTEED
AND CURRENT INTEREST
RATES
                       The Declared Interest Option cash value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. The Company intends to credit the Declared Interest Option cash value with current rates in excess of the minimum guarantee but is not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Any interest credited on the amounts in the Declared Interest Option in excess of the minimum guaranteed rate of 3% per year will be determined in the sole discretion of the Company. The owner, therefore, assumes the risk that interest credited may not exceed the guaranteed rate.
                       From time to time, the Company establishes new current interest rates for the Declared Interest Option under the Contracts. The rate applicable for a particular Contract is the rate in effect on the most recent Contract anniversary. This rate remains unchanged for that Contract until the next Contract anniversary (i.e., for the entire Contract year). During each Contract year, the entire Declared Interest Option cash value (including amounts allocated or transferred to the Declared Interest Option during that year) is credited with the interest rate in effect for that Contract year. Once credited, interest becomes part of the Declared Interest Option cash value.

                       The Company reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 3% per annum or shorten the period for which the current interest rate applies to less than a Contract year (except for the year in which such amount is received or transferred).

                        CALCULATION OF DECLARED INTEREST OPTION CASH VALUE. The Declared Interest Option cash value at any time is equal to amounts allocated and transferred to it, plus interest credited less amounts deducted, transferred or withdrawn.
--------------------------------------------------------------------------------
TRANSFERS FROM
DECLARED INTEREST
OPTION
                       One transfer is allowed from the Declared Interest Option to any or all of the Subaccounts in each Contract year. The amount transferred from the Declared Interest Option may not exceed 25% of the Declared Interest Option cash value on the date of transfer, unless the balance after the transfer would be less than $1,000, in which case the entire amount may be transferred.
--------------------------------------------------------------------------------
PAYMENT DEFERRAL
                       The Company  has  the  right  to  defer  payment  of  any
                       surrender, partial surrender or transfer from the Declared Interest Option up to six months from the date of receipt of the written notice for surrender or transfer.
--------------------------------------------------------------------------------
                   CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
SURRENDER CHARGE
(CONTINGENT DEFERRED
SALES CHARGE)
                        GENERAL. No charge for sales expenses is deducted from premiums at the time premiums are paid. However, within certain time limits described below, a surrender charge (contingent deferred sales charge) is deducted from the cash value if a partial surrender or surrender is made before the retirement date. Also, as described below, a surrender charge may be deducted from amounts applied to certain payment options.

                       In the event surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Company; conversely, if the amount of such charges proves more than enough, the excess will be retained by the Company.


                        CHARGE FOR PARTIAL SURRENDER OR SURRENDER. During the first six Contract years, if a partial surrender or surrender is made, the applicable surrender charge will be as follows:

CONTRACT YEAR IN                        CHARGE AS PERCENTAGE OF
WHICH SURRENDER OCCURS                    AMOUNT SURRENDERED
--------------------------------------  -----------------------
1.....................................                6%
2.....................................                5
3.....................................                4
4.....................................                3
5.....................................                2
6.....................................                1
7 and after...........................                0

                       No surrender charge is deducted if the partial surrender or surrender occurs after six full Contract years.

                       In no event will the total surrender charges assessed under a Contract exceed 8 1/2% of the total premiums paid under that Contract.

                       If the Contract is being surrendered, the surrender charge is deducted from the cash value in determining the cash surrender value. For a partial surrender, the surrender charge may, at the election of the owner, be deducted from the cash value remaining after the amount requested is withdrawn or be deducted from the amount of the withdrawal requested.

                        AMOUNTS NOT SUBJECT TO SURRENDER CHARGE. For the first partial surrender or surrender in each Contract year after the first Contract year, up to 10% of the cash value (as of the date the surrender request is received at the Home Office) may be surrendered without a surrender charge.

                       Any amounts surrendered in excess of 10% or subsequent to the first partial surrender will be assessed a surrender charge. This right is not cumulative from Contract year to Contract year.

                        SURRENDER CHARGE AT THE RETIREMENT DATE. If any payment option is selected at the retirement date other than options 2-5 described below (see "Payment Options"), the surrender charge is assessed against the cash value applied to that option. If payment options 3 or 5 are selected, no surrender charge is assessed and if payment options 2 or 4 are selected, the surrender charge is applied by adding the fixed number of years for which payments will be made under the option to the number of Contract years since the Contract date and using this sum in the surrender charge table.

                        WAIVER OF SURRENDER CHARGE. Upon written notice from the owner before the retirement date, the surrender charge will be waived on any partial or full surrender if he or she is, as defined in the Contract, confined to a nursing home, becomes totally disabled or becomes terminally ill.
--------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE
CHARGE

                       On the Contract date and on each Contract anniversary prior to the retirement date, the Company deducts from the cash value an annual administrative charge of $30 to reimburse it for administrative expenses relating to the Contract. (If the Contract date falls on Thanksgiving, the Friday following Thanksgiving or the weekend following Thanksgiving, the annual administrative charge will be deducted on the preceding Business Day.) The charge will be deducted from each Subaccount and the Declared Interest Option based on the proportion that the value in each such Subaccount bears to the total cash value. No annual administrative charge is payable during the annuity payment period.

--------------------------------------------------------------------------------
TRANSFER PROCESSING
FEE

                       Currently, there is no charge for transfers. The Company reserves the right, however, to charge $25 for each transfer after the first transfer in any Contract year. For the purpose of assessing the fee, all transfer requests received together in a given valuation period would be considered to be one transfer, regardless of the Subaccounts or the Declared Interest Option affected. The fee would be deducted from the amount being transferred.

--------------------------------------------------------------------------------
MORTALITY AND EXPENSE
RISK CHARGE
                       To compensate the Company for assuming mortality and expense risks, the Company deducts a daily mortality and expense risk charge from the assets of the Account. The charge is at an annual rate of 1.25% (daily rate of 0.0034035%) (approximately 0.86% for mortality risk and 0.39% for expense risk).

                       The mortality risk the Company assumes is that annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that the Company assumes also includes a guarantee to pay a death benefit if the owner/annuitant dies before the retirement date. The expense risk that the Company assumes is the risk that the administrative fees and transfer fees may be insufficient to cover actual future expenses.

--------------------------------------------------------------------------------
FUND EXPENSES
                       Because the Account purchases shares of the Fund, the net assets of the Account will reflect the investment advisory fees and other operating expenses incurred by the Fund. (See the accompanying Fund Prospectus.)
--------------------------------------------------------------------------------
PREMIUM TAXES
                       Currently, no charge or deduction is made under the Contracts for premium taxes. The Company reserves the right, however, to deduct such taxes from cash value. Various states and other governmental entities levy a premium tax, currently ranging up to 3.5%, on annuity contracts issued by insurance companies. Premium tax rates are subject to change, from time to time, by legislative and other governmental action.
--------------------------------------------------------------------------------
OTHER TAXES
                       Currently, no charge is made against the Account for any federal, state or local taxes that the Company incurs or that may be attributable to the Account or the Contracts. The Company may, however, make such a charge in the future for any such tax or economic burden on the Company resulting from the application of the tax laws that it determines to be properly attributable to the Account or Contracts.

--------------------------------------------------------------------------------
                   PAYMENT OPTIONS
--------------------------------------------------------------------------------
                       The Contract ends on the retirement date, at which time the cash value (or, under certain options, the cash surrender value) will be applied under a payment option, unless the owner elects to receive the cash surrender value in a single sum. If an election of a payment option has not been filed at the Home Office on the retirement date, the proceeds will be paid as a life income annuity with payments for ten years guaranteed. Prior to the retirement date, the owner can have the entire cash surrender value applied under a payment option, or a beneficiary can have the death benefit applied under a payment option. The Contract must be surrendered so that the applicable amount can be paid in a lump sum or a supplemental contract for the applicable payment option can be issued.

                       The payment options available are described below. The term "payee" means a person who is entitled to receive payment under that option. The payment options are fixed, which means that each option has a fixed and guaranteed amount to be paid during the annuity payment period that is not in any way dependent upon the investment experience of the Account.
--------------------------------------------------------------------------------
ELECTION OF OPTIONS
                       An option may be elected, revoked or changed at any time before the retirement date while the annuitant is living. If an election is not in effect at the annuitant's death or if payment is to be made in one sum under an existing election, the beneficiary may elect one of the options after the death of the owner/annuitant.
                       An election of payment options and any revocation or change must be made by written notice and signed by the owner or beneficiary, as appropriate.

                       The Company reserves the right to refuse the election of a payment option other than paying the proceeds in a lump sum if: 1) the total payments together would be less than $2,000; 2) each payment would be less than $20; or 3) the payee is an assignee, estate, trustee, partnership, corporation or association.
--------------------------------------------------------------------------------
DESCRIPTION OF
OPTIONS
                        OPTION 1--INTEREST INCOME. To have the proceeds left with the Company to earn interest at a rate to be determined by the Company. Interest will be paid every month or every 3, 6 or 12 months as the payee selects. Under this option, the payee may withdraw part or all of the proceeds at any time.
                        OPTION 2--INCOME FOR A FIXED TERM. To have the proceeds paid out in equal installments for a fixed number of years.

                        OPTION 3--LIFE INCOME OPTION WITH SPECIFIED NUMBER OF YEARS GUARANTEED. To have the proceeds paid in equal amounts (at intervals elected by the payee) during the Payee's lifetime with the guarantee that payments will be made for a period of not less than the specified number of years. Under this option, at the death of a payee having no beneficiary (or where the beneficiary died prior to the payee), the present value of the current dollar amount on the date of death of any remaining guaranteed payments will be paid in one sum to the executors or administrators of the payee's estate. Also under this option, if any Beneficiary dies while receiving payment, the present value of the current dollar amount on the date of death of any remaining guaranteed payments will be paid in one sum to the executors or administrators of the beneficiary's estate. Calculation of such present value shall be no less than 3%.

                        OPTION 4--INCOME OF A FIXED AMOUNT. To have the proceeds paid out in equal installments (at intervals elected by the payee) of a specific amount. The payments will continue until all the proceeds plus interest have been paid out.

                        OPTION 5--JOINT AND TWO-THIRDS TO SURVIVOR MONTHLY LIFE INCOME. To have proceeds paid out in equal installments for as long as two joint payees live. When one payee dies, installments of two-thirds of the first installment will be paid to the surviving payee until he or she dies.

                       The amount of each payment will be determined from the tables in the Contract which apply to the particular option using the payee's age and sex. Age will be determined from the last birthday at the due date of the first payment.


                        ALTERNATE PAYMENT OPTION. In lieu of one of the above options, the cash value, cash surrender value or death benefit, as applicable, may be settled under any other payment option made available by the Company or requested and agreed to by the Company.
--------------------------------------------------------------------------------
                   YIELDS AND TOTAL RETURNS
--------------------------------------------------------------------------------
                       From time to time, the Company may advertise or include in sales literature yields, effective yields and total returns for the Subaccounts. THESE FIGURES ARE BASED ON
                        HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Subaccount may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

                       Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding portfolios of the Fund. The Fund's performance in part reflects the Fund's expenses. (See the Fund Prospectus.)

                       The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

                       The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

                       The total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time. When a Subaccount has been in operation for one, five and ten years, respectively, the total return for these periods will be provided. For periods prior to the date the Account commenced operations, performance information will be calculated based on the performance of the Fund's portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Fund's portfolios, with the level of Contract charges that were in effect at the inception of the Subaccounts for the Contracts.

                       The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if an owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

                       In addition to the standard version described above, total return performance information computed on two different non-standard bases may be used in advertisements or sales literature. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include the surrender charge. In addition, the Company may, from time to time, disclose cumulative total return for Contracts funded by Subaccounts.

                       From time to time, yields, standard average annual total returns and non-standard total returns for the Fund's portfolios may be disclosed, including such disclosures for periods prior to the date the Account commenced operations.

                       Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

                       In advertising and sales literature, the performance of each Subaccount may be compared to the performance of other variable annuity issuers in general, or to the performance of particular types of variable annuities investing in mutual funds or investment portfolios of mutual funds with investment objectives similar to each of the Subaccounts. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

                       Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

                       Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

                       The Company may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.
--------------------------------------------------------------------------------
                   FEDERAL TAX MATTERS
                       THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE
--------------------------------------------------------------------------------
INTRODUCTION
                       This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the annuity contract issued by the Company. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon the Company's understanding of the present Federal income tax laws, as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

                       The Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). The Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), or 408 of the Internal Revenue Code of 1986, as amended (the "Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, and on the economic benefit to the owner, the annuitant or the beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on the Company's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.
--------------------------------------------------------------------------------
TAX STATUS OF THE
CONTRACT
                        DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that separate account investments underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Account, through each Portfolio of the Fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Subaccounts may be invested. Although the Company does not have control over the Fund in which the Account invests, we believe that each Portfolio in which the Account owns shares will meet the diversification requirements, and therefore, the Contract will be treated as an annuity contract under the Code.
                       In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incident of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (I.E., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

                       The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has the choice of one or more Subaccounts in which to allocate premiums and Contract values, and may be able to transfer among Subaccounts more frequently than in such rulings. These differences could result in the contract owner being treated as the owner of the assets of the Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered the owner of the assets of the Account.

                        REQUIRED DISTRIBUTIONS.  In order  to be  treated as  an
                        annuity   contract  for  federal  income  tax  purposes,
                       Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any owner dies on or after the retirement date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity commencement date, the entire interest in the Contract will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that owner's death. The owner's "designated beneficiary" is the person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's "designated beneficiary" is the surviving spouse of the owner, the Contract may be continued with the surviving spouse as the new owner.

                       The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code
                       Section 72(s) when clarified by regulation or otherwise.

                       Other rules may apply to Qualified Contracts.

                       The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.
--------------------------------------------------------------------------------
TAXATION OF ANNUITIES
                        IN GENERAL. Section 72 of the Code governs taxation of annuities in general. The Company believes that an owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the cash value (e.g., partial surrenders and surrenders) or as annuity payments under the payment option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the cash value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.
                       The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the cash value over the "investment in the contract" during the taxable year. There are some exceptions to this rule, and a prospective owner that is not a natural person may wish to discuss these with a competent tax adviser.

                       The following discussion generally applies to Contracts owned by natural persons.

                        PARTIAL SURRENDERS. In the case of a partial surrender from a Qualified Contract, under Section 72(e) of the
                       Code, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued
                       benefit  or  balance  under  the  retirement  plan.   The
                       "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of the individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

                       In the case of a partial surrender from a Non-Qualified Contract, under Section 72(e) amounts received are generally first treated as taxable income to the extent that the cash value immediately before the partial surrender exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

                       In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."

                       Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. If the surrendered contract was issued prior to August 14, 1982, the tax rules formerly provided that the surrender was taxable only to the extent the amount received exceeds the owner's investment in the contract will continue to apply to amounts allocable to investments in that contract prior to August 14, 1982. In contrast, contracts issued after January 19, 1985 in a Code Section 1035 exchange are treated as new contracts for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 should consult their tax adviser.

                        ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, under Code Section 72(b), generally (prior to recovery of the investment in the contract) gross income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. Stated differently, prior to recovery of the investment in the contract, generally, there is no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payment; however, the remainder of each income payment is taxable. After the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable.

                        TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of the death of the owner. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. For these purposes, the investment in the Contract is not affected by the owner's death. That is, the investment in the Contract remains the amount of any purchase payments which were not excluded from gross income.

                        PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty on distributions:

                               1. made on or after the taxpayer reaches age 59 1/2;

                               2. made on or after the death of the holder (or if the holder is not an individual, the death of the primary annuitant);

                               3.    attributable   to  the  taxpayer   becoming
                           disabled;

                               4. as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

                               5. made under certain annuities issued in connection with structured settlement agreements;

                               6. made under an annuity contract that is purchased with a single premium when the retirement date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period; and

                               7. any payment allocable to an investment (including earnings thereon) made before August 14, 1982 in a contract issued before that date.

                       Other tax penalties may apply to certain distributions under a Qualified Contract.

                        POSSIBLE CHANGES IN TAXATION. In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this prospectus Congress is not considering any legislation regarding taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).
--------------------------------------------------------------------------------
TRANSFERS,
ASSIGNMENTS OR
EXCHANGES OF A
CONTRACT

                       A transfer of ownership of a Contract, the designation of an annuitant, Payee or other Beneficiary who is not also the owner, the selection of certain retirement dates or the exchange of a Contract may result in certain tax consequences to the owner that are not discussed herein. An owner contemplating any such transfer, assignment, selection or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

--------------------------------------------------------------------------------
WITHHOLDING
                       Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Effective January 1, 1993, distributions from certain qualified plans are generally subject to mandatory withholding. Certain states also require withholding of state income tax whenever federal income tax is withheld.
--------------------------------------------------------------------------------
MULTIPLE CONTRACTS
                       All non-qualified deferred annuity contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in gross income under
                       Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, a Contract owner should consult a competent tax adviser before purchasing more than one annuity contract.
--------------------------------------------------------------------------------
TAXATION OF QUALIFIED
PLANS
                       The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself.
                       Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, the annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Brief descriptions follow of the various types of qualified retirement plans available in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of the Code.

                        CORPORATE PENSION AND PROFIT SHARING PLANS AND H.R. 10 PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

                        INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Service. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees.


                        SIMPLE RETIREMENT ACCOUNTS. Beginning January 1, 1997, certain small employers may establish Simple Retirement
                       Accounts as provided by Section 408(p) of the Code, under which employees may elect to defer up to $6,000 (as increased for cost of living adjustments) as a percentage of compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple Retirement Account are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. The failure of the Simple Retirement Account to meet Code requirements may result in adverse tax consequences.



                        TAX SHELTERED  ANNUITIES.  Section 403(b)  of  the  Code
                        allows    employees   of   certain   Section   501(c)(3)
                       organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premiums may be subject to FICA (social security) tax. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.


                        RESTRICTIONS UNDER QUALIFIED CONTRACTS. Other restrictions with respect to the election, commencement or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.
--------------------------------------------------------------------------------
POSSIBLE CHARGE FOR
THE COMPANY'S TAXES
                       At  the present time, the Company  makes no charge to the
                       Subaccounts for any  Federal, state or  local taxes  that
                            the Company incurs which may be attributable to
                       such  Subaccounts or the Contracts. The Company, however,
                       reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Subaccounts or to the Contracts.
--------------------------------------------------------------------------------
OTHER TAX
CONSEQUENCES
                       As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each owner or recipient of the distribution. A competent tax adviser should be consulted for further information.
--------------------------------------------------------------------------------
                   DISTRIBUTION OF THE CONTRACTS
--------------------------------------------------------------------------------
                       The  Contracts  will  be  offered  to  the  public  on  a
                       continuous basis. The Company does not anticipate discontinuing the offering of the Contracts, but reserves the right to discontinue the offering. Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell the
                       Company's variable annuity contracts and who are also registered representatives of FBL Marketing, broker/dealers having selling agreements with FBL Marketing or broker/dealers having selling agreements with such broker/dealers. FBL Marketing is an indirect wholly-owned subsidiary of the Company and is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.
                       FBL Marketing acts as the Principal Underwriter, as defined in the 1940 Act, of the Contracts for the Account pursuant to an Underwriting Agreement between the Company and FBL Marketing. FBL Marketing is not obligated to sell any specific number of Contracts. FBL Marketing's principal business address is the same as that of the Company.

                       The Company may pay sales representatives commissions up to an amount equal to 4% of the premiums paid under a Contract during the first six Contract years and 1% of the premiums paid in the seventh and subsequent Contract years. Managers of sales representatives may also receive commission overrides of up to 30% of the sales representative's commissions. The Company also may pay other distribution expenses such as production incentive bonuses, agent's insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges against the Contracts that are not described under "Charges and Deductions."
--------------------------------------------------------------------------------
                   LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
                       There are no legal proceedings to which the Account is a party or the assets of the Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Account.
--------------------------------------------------------------------------------
                   VOTING RIGHTS
--------------------------------------------------------------------------------
                       In accordance with its view of current applicable law, the Company will vote the Fund shares held in the Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or the Company otherwise determines that it is allowed to vote the shares in its own right, it may elect to do so.

                       The number of votes that an owner has the right to instruct will be calculated separately for each Subaccount, and may include fractional votes. An owner holds a voting interest in each Subaccount to which the cash value is allocated. The owner only has voting interest prior to the retirement date. For each owner, the number of votes attributable to a Subaccount will be determined by dividing the cash value attributable to that owner's Contract in that Subaccount by the net asset value per share of the Fund portfolio in which that Subaccount invests.

                       The number of votes of a Portfolio which are available to the owner will be determined as of the date coincident with the date established by the Portfolio for determining shareholders eligible to vote at the relevant meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund. Each owner having a voting interest in a Subaccount will receive proxy materials and reports relating to any meeting of shareholders of the Portfolio in which that Subaccount invests.

                       Fund shares as to which no timely instructions are received and shares held by the Company in a Subaccount as to which no owner has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.
--------------------------------------------------------------------------------
                   FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                       The audited consolidated balance sheets of the Company as of December 31, 1996 and 1995, and the related consolidated statements of income, changes in stockholders' equity and cash flows for each of the three years in the period ended December 31, 1996, as well as the related Report of Independent Auditors are contained in the Statement of Additional Information. Likewise, the audited statement of net assets for the Account as of
                       December 31, 1996 and the related statements of operations for the year then ended and changes in net assets for each of the two years then ended, as well as the related Report of Independent Auditors are contained in the Statement of Additional Information.

--------------------------------------------------------------------------------
                   STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

ADDITIONAL CONTRACT PROVISIONS....................................................................          1

                             The Contract.........................................................          1

                             Incontestability.....................................................          1

                             Misstatement of Age or Sex...........................................          1

                             Non-Participation....................................................          1

--------------------------------------------------------------------------------

CALCULATION OF YIELDS AND TOTAL RETURNS...........................................................          1

                             Money Market Subaccount Yields.......................................          1

                             Other Subaccount Yields..............................................          3

                             Average Annual Total Returns.........................................          4

                             Other Total Returns..................................................          6

                             Effect of the Administrative Charge on Performance Data..............          6

--------------------------------------------------------------------------------

LEGAL MATTERS.....................................................................................          6

--------------------------------------------------------------------------------

EXPERTS...........................................................................................          7

--------------------------------------------------------------------------------

OTHER INFORMATION.................................................................................          7

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS..............................................................................          7

--------------------------------------------------------------------------------

                      [This page intentionally left blank]

   [LOGO]
                                     FARM BUREAU LIFE INSURANCE COMPANY
                                     FARM BUREAU MUTUAL FUNDS

   [LOGO]
                                     5400 UNIVERSITY AVENUE
                                     WEST DES MOINES, IOWA 50266


                    737-524 (5/97)

                                     PART B
                      STATEMENT OF ADDITIONAL INFORMATION

                      STATEMENT OF ADDITIONAL INFORMATION

                       FARM BUREAU LIFE INSURANCE COMPANY
                             5400 University Avenue
                          West Des Moines, Iowa 50266
                                 1-800-247-4170
                        FARM BUREAU LIFE ANNUITY ACCOUNT
         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by Farm Bureau Life Insurance Company (the "Company"). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectuses for the Contract and FBL Variable Insurance Series Fund. The Prospectus is dated the same as this Statement of Additional information. You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.


                                  May 1, 1997

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS......................................................................          1
  The Contract......................................................................................          1
  Incontestability..................................................................................          1
  Misstatement of Age or Sex........................................................................          1
  Non-Participation.................................................................................          1
CALCULATION OF YIELDS AND TOTAL RETURNS.............................................................          1
  Money Market Subaccount Yields....................................................................          1
  Other Subaccount Yields...........................................................................          3
  Average Annual Total Returns......................................................................          4
  Other Total Returns...............................................................................          6
  Effect of the Administrative Fee On Performance Data..............................................          6
LEGAL MATTERS.......................................................................................          6
EXPERTS.............................................................................................          7
OTHER INFORMATION...................................................................................          7
FINANCIAL STATEMENTS................................................................................          7

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

The application and all other attached papers are part of the Contract. The statements made in the application are deemed representations and not warranties. The Company will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY

The Company will not contest the Contract from its Contract date.

MISSTATEMENT OF AGE OR SEX

If the age or sex of the annuitant has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex.

NON-PARTICIPATION


The Contracts are not eligible for dividends and will not participate in the Company's divisible surplus.


                    CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, the Company may disclose yields, total returns and other performance data pertaining to the contracts for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

MONEY MARKET SUBACCOUNT YIELDS

From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Fund's Money Market Portfolio or on its portfolio securities.

This current annualized yield is computed by determining the net change (exclusive or realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of 1 unit of the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

The net change in account value reflects: 1) net income from the portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual administrative fee and 2) the mortality and expense risk charge. For purposes of calculating current yields for a Contract, an average per unit administrative fee is used based on the $30 administrative fee deducted at the beginning of each Contract Year. Current Yield will be calculated according to the following formula:

Current Yield = ((NCS - ES)/UV) X (365/7)
Where:
NCS        =          the net change in the value of the Portfolio (exclusive or realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES         =          per unit expenses attributable to the hypothetical account for the seven-day period.
UV         =          the unit value for the first day of the seven-day period.

Effective Yield = (1 + ((NCS-ES)/UV))365/7 - 1
Where:
NCS        =          the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES         =          per unit expenses attributable to the hypothetical account for the seven-day period.
UV         =          the unit value for the first day of the seven-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio.

The current and effective yields on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types of quality of portfolio securities held by the Money Market Portfolio, and the Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

OTHER SUBACCOUNT YIELDS

From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one month periods. The annualized yield or a subaccount refers to income generated by the subaccount during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

The yield is computed by: 1) dividing net investment income of the portfolio attributable to the subaccount units less subaccount expenses for the period; by
2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the subaccount include the annual administrative fee and the mortality and expense risk charge. The yield calculation assumes an administrative fee of $30 per year per Contract deducted at the beginning of each Contract year. For purposes of calculating the 30-day or one-month yield, an average administrative fee per dollar of Contract value in the Account issued to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

Yield      =          2 X ((NI - ES)/(U X UV)) + 1)6 - 1
Where:
NI         =          net income of the portfolio for the 30-day or one-month period attributable to the subaccount's units.
ES         =          expenses of the subaccount for the 30-day or one-month period.
U          =          the average number of units outstanding.

UV         =          the unit value at the close of the last day in the 30-day one-month period.

Because of the charges and deductions imposed under the Contracts, the yield for the subaccount will be lower that the yield for the corresponding fund portfolio.

The yield on the amounts held in the subaccounts normally will fluctuate over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding portfolio and its operating expenses.

Yield calculations do not take into account the Surrender Charge under the Contract equal to 1% to 6% of the amount surrendered during the first six Contract years. A surrender charge will not be imposed upon surrender or on the first partial surrender in any Contract year on an amount up to 10% of the cash value as of the time of such surrender.

AVERAGE ANNUAL TOTAL RETURNS

From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the subaccounts for various periods of time.

When a subaccount has been in operation for 1, 5 and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication that will be stated in the communication.

Standard average annual total returns will be calculated using subaccount unit values which the Company calculates on each valuation day based on the performance of the subaccounts underlying portfolio, the deductions for the mortality and expense risk charge, and the annual administrative fee. The calculation assumes that the administrative fee is $30 per year per Contract deducted at the beginning of each Contract year. For purposes of calculating average annual total return, an average per dollar administrative fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the surrender charge for any period less than seven years. The total return will then be calculated according to the following formula:

TR = ((ERV/P)/N)-1
Where:
TR         =          the average annual total return net of subaccount recurring charges.
EHV        =          the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.
P          =          a hypothetical initial payment of $1,000.
N          =          the number of years in the period.

From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Account commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the Fund's portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the Fund's portfolios, with the level of Contract charges that were in effect at the inception of the subaccounts.

Such average annual total return information for the Subaccounts is as follows:


                                                                                       FOR THE PERIOD FROM DATE
                                      FOR THE 1-YEAR PERIOD    FOR THE 5-YEAR PERIOD     OF INCEPTION OF FUND
            SUBACCOUNT                   ENDED 12/31/96           ENDED 12/31/96         PORTFOLIO TO 12/31/96
-----------------------------------  -----------------------  -----------------------  -------------------------
Value Growth.......................             10.10                    12.79                      7.99
High Grade Bond....................             (1.61)                    5.36                      8.00
High Yield Bond....................              5.10                     9.10                      9.99
Managed............................              9.84                    12.82                     10.15
Money Market (1)...................             (2.65)                    2.05                      3.14
Blue Chip (2)......................             13.88                    13.93                     16.80


------------------------
(1) The Money Market Portfolio commenced operations on February 20, 1990.

(2) The Blue Chip Portfolio commenced operations on October 15, 1990.

OTHER TOTAL RETURNS

From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn.

The Company may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

CTR = (ERV/P) - 1
Where:
CTR        =          The cumulative total return net of subaccount recurring charges for the period.
ERV        =          The ending redeemable value of the hypothetical investment at the end of the period.
P          =          A hypothetical single payment of $1,000.

EFFECT OF THE ADMINISTRATIVE FEE ON PERFORMANCE DATA

The Contract provides for a $30 annual administrative fee to be deducted annually at the beginning of each Contract Year, from the subaccounts and the Declared Interest Option based, on the proportion that the value of each such account bears to the total cash value. For purposes of reflecting the administrative fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average contract value in the Account of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

                                 LEGAL MATTERS


All matters relating to Iowa law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts, have been passed upon by Stephen M. Morain, Esquire, Senior Vice President and General Counsel of the Company. Sutherland, Asbill & Brennan, L.L.P. of Washington D.C. has provided advice on certain matters relating to the federal securities laws.

                                    EXPERTS


The Account's statement of net assets as of December 31, 1996 and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended and the consolidated balance sheets of the Company at December 31, 1996 and 1995 and the related consolidated statements of income, changes in stockholders' equity and cash flows for each of the three years in the period ended December 31, 1996, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                               OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS


The Company's financial statements included in this Statement of Additional Information should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

                              FINANCIAL STATEMENTS
                        FARM BUREAU LIFE ANNUITY ACCOUNT
                          YEAR ENDED DECEMBER 31, 1996
                      WITH REPORT OF INDEPENDENT AUDITORS

                       FARM BUREAU LIFE ANNUITY ACCOUNT

                             FINANCIAL STATEMENTS


                          YEAR ENDED DECEMBER 31, 1996


                                   CONTENTS

Report of Independent Auditors . . . . . . . . . . . . . . 1

Financial Statements

Statement of Net Assets  . . . . . . . . . . . . . . . . . 2
Statement of Operations  . . . . . . . . . . . . . . . . . 3
Statements of Changes in Net Assets  . . . . . . . . . . . 5
Notes to Financial Statements  . . . . . . . . . . . . . . 8

                          REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Participants
Farm Bureau Life Insurance Company

We have audited the accompanying statement of net assets of Farm Bureau Life Annuity Account (comprising, respectively, the Value Growth, High Grade Bond, High Yield Bond, Managed, Money Market, and Blue Chip Subaccounts) as of December 31, 1996, the related statements of operations for the year then ended, and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Farm Bureau Life Annuity Account at December 31, 1996, and the results of their operations for the year then ended and changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                       /s/ Ernst & Young LLP

Des Moines, Iowa
March 5, 1997

                          FARM BUREAU LIFE ANNUITY ACCOUNT
                             STATEMENT OF NET ASSETS
                                 December 31, 1996


Assets
Investments in FBL Variable Insurance Series Fund:
  Value Growth Subaccount:
    Value Growth Portfolio, 876,924 shares at net asset
     value of $13.13 per share (cost $10,699,206)                       $11,514,008
  High Grade Bond Subaccount:
    High Grade Bond Portfolio, 185,532 shares at net asset value
     of $9.83 per share (cost $1,824,312)                                 1,823,781
  High Yield Bond Subaccount:
    High Yield Bond Portfolio, 321,804 shares at net asset value
     of $9.91 per share (cost $3,162,763)                                 3,189,082
  Managed Subaccount:
    Managed Portfolio, 954,761 shares at net asset value of $12.40
     per share (cost $11,320,549)                                        11,839,036
  Money Market Subaccount:
    Money Market Portfolio, 1,085,953 shares at net asset value of
     $1.00 per share (cost $1,085,953)                                    1,085,953
  Blue Chip Subaccount:
    Blue Chip Portfolio, 265,580 shares at net asset value of $24.68
     per share (cost $5,596,150)                                          6,554,504
                                                                        -----------
Total investments (cost $33,688,933)                                     36,006,364

LIABILITIES                                                                      --
                                                                        -----------
NET ASSETS                                                              $36,006,364
                                                                        -----------
                                                                        -----------

                                                                     EXTENDED
                                          UNITS        UNIT VALUE      VALUE
                                      --------------   ----------   -----------
Net assets are represented by:
  Value Growth Subaccount             842,024.475801   $13.674196   $11,514,008
  High Grade Bond Subaccount          157,246.624168    11.598221     1,823,781
  High Yield Bond Subaccount          259,711.686337    12.279317     3,189,082
  Managed Subaccount                  874,077.697751    13.544603    11,839,036
  Money Market Subaccount              98,181.048713    11.060720     1,085,953
  Blue Chip Subaccount                420,198.490583    15.598591     6,554,504
                                                                    -----------
Total net assets                                                    $36,006,364
                                                                    -----------


SEE ACCOMPANYING NOTES.

                       FARM BUREAU LIFE ANNUITY ACCOUNT
                           STATEMENT OF OPERATIONS
                        Year ended December 31, 1996

                                                                        VALUE
                                                                       GROWTH
                                                          COMBINED   SUBACCOUNT
                                                         ----------  ----------
Net investment income:
  Dividend income                                        $2,772,011  $1,067,084
  Mortality and expense risk charges                       (319,355)   (101,491)
                                                         ----------  ----------
Net investment income                                     2,452,656     965,593
Net realized and unrealized gain (loss) on investments:
  Net realized gain from investment transactions            133,418      57,568
  Change in unrealized appreciation/depreciation of
   investments                                            1,224,615     330,549
                                                         ----------  ----------
Net gain (loss) on investments                            1,358,033     388,117
                                                         ----------  ----------
Net increase in net assets resulting from operations     $3,810,689  $1,353,710
                                                         ----------  ----------
                                                         ----------  ----------

SEE ACCOMPANYING NOTES.

   HIGH GRADE     HIGH YIELD                    MONEY
      BOND           BOND         MANAGED       MARKET      BLUE CHIP
   SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
   ----------     ----------    ----------    ----------    ----------
     $109,506       $278,842    $1,162,640       $32,404      $121,535
      (18,785)       (35,174)     (104,535)       (8,390)      (50,980)
   ----------     ----------    ----------    ----------    ----------
       90,721        243,668     1,058,105        24,014        70,555

          100          1,834        24,808            --        49,108

      (14,630)        61,194       212,363            --       635,139
   ----------     ----------    ----------    ----------    ----------
      (14,530)        63,028       237,171            --       684,247
   ----------     ----------    ----------    ----------    ----------
     $ 76,191       $306,696    $1,295,276       $24,014      $754,802
   ----------     ----------    ----------    ----------    ----------
   ----------     ----------    ----------    ----------    ----------

                         FARM BUREAU LIFE ANNUITY ACCOUNT
                        STATEMENTS OF CHANGES IN NET ASSETS


                                                     COMBINED           VALUE GROWTH SUBACCOUNT
                                              ------------------------  ------------------------
                                               YEAR ENDED DECEMBER 31   YEAR ENDED DECEMBER 31
                                                  1996        1995        1996          1995
                                              -----------  -----------  -----------   ----------
Operations:
  Net investment income                       $ 2,452,656  $   825,381  $   965,593   $  298,909
  Net realized gain (loss) from investment
    transactions                                  133,418       10,164       57,568        4,628
   Change in unrealized appreciation/
    depreciation of investments                 1,224,615    1,891,891      330,549      794,935
                                              -----------  -----------  -----------   ----------
Net increase in net assets resulting from
  operations                                    3,810,689    2,727,436    1,353,710    1,098,472

Capital share transactions:
  Transfers of net premiums                    14,564,927    3,832,438    1,010,140      219,051
  Transfers of death benefits                          --       (8,289)          --       (2,783)
  Transfers of surrenders                      (1,083,116)    (347,150)    (287,461)    (109,405)
  Transfers of administrative charges             (36,178)     (26,819)     (13,281)     (10,548)
  Transfers between subaccounts                 1,146,764      517,344    3,367,733      805,794
                                              -----------  -----------  -----------   ----------
Net increase in net assets resulting from
  capital share transactions                   14,592,397    3,967,524    4,077,131      902,109
                                               ----------   ---------   -----------   ----------
Total increase in net assets                   18,403,086    6,694,960    5,430,841    2,000,581

Net assets at beginning of year                17,603,278   10,908,318    6,083,167    4,082,586
                                              -----------  -----------  -----------   ----------
Net assets at end of year                     $36,006,364  $17,603,278  $11,514,008   $6,083,167
                                              -----------  -----------  -----------   ----------
                                              -----------  -----------  -----------   ----------


         HIGH GRADE                HIGH YIELD
            BOND                      BOND
         SUBACCOUNT                SUBACCOUNT             MANAGED SUBACCOUNT
   ----------------------    ----------------------     ----------------------
   YEAR ENDED DECEMBER 31    YEAR ENDED DECEMBER 31     YEAR ENDED DECEMBER 31
      1996        1995          1996        1995          1996         1995
   ----------  ----------    -----------  ---------     -----------  ---------

   $   90,721   $  63,300     $  243,668  $  152,276    $ 1,058,105  $  286,163

          100        (554)         1,834      (2,670)        24,808      (3,203)

      (14,630)     48,916         61,194      41,135        212,363     688,689
   ----------  ----------     ----------  ----------    -----------  ----------

       76,191     111,662        306,696     190,741      1,295,276     971,649
                                                                --

      162,342     112,029        303,788     362,017      1,247,608     145,281
           --      (2,705)            --          --             --      (2,801)
     (149,055)    (15,868)      (106,444)    (32,757)      (378,612)   (125,899)
       (2,092)     (1,511)        (3,090)     (2,050)       (11,934)     (9,974)
      502,299     275,765        433,666     561,674      4,195,264     761,763
   ----------  ----------     ----------  ----------    -----------  ----------

      513,494     367,710        627,920     888,884      5,052,326     768,370
   ----------  ----------     ----------  ----------    -----------  ----------
      589,685     479,372        934,616   1,079,625      6,347,602   1,740,019

    1,234,096     754,724      2,254,466   1,174,841      5,491,434   3,751,415
   ----------  ----------     ----------  ----------    -----------  ----------
   $1,823,781  $1,234,096     $3,189,082  $2,254,466    $11,839,036  $5,491,434
   ----------  ----------     ----------  ----------    -----------  ----------
   ----------  ----------     ----------  ----------    -----------  ----------

                        FARM BUREAU LIFE ANNUITY ACCOUNT
                   STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)



                                             MONEY MARKET SUBACCOUNT    BLUE CHIP SUBACCOUNT
                                             -----------------------    -----------------------
                                              YEAR ENDED DECEMBER 31    YEAR ENDED DECEMBER 31
                                             ------------------------   -----------------------
                                                 1996         1995          1996         1995
                                             -----------   ----------    ----------   ---------
Operations:
  Net investment income                      $    24,014   $    9,224    $   70,555  $   15,509
  Net realized gain (loss) from investment
   transactions                                       --           --        49,108      11,963
  Change in unrealized appreciation/
   depreciation of investments                        --           --       635,139     318,216
                                             -----------   ----------    ----------  ----------
Net increase in net assets resulting from
  operations                                      24,014        9,224       754,802     345,688

Capital share transactions:
  Transfers of net premiums                   11,059,760    2,756,283       781,289     237,777
  Transfers of death benefits                         --           --            --         --
  Transfers of surrenders                         (4,846)      (4,029)     (156,698)    (59,192)
  Transfers of administrative charges               (388)        (468)       (5,393)     (2,268)
  Transfers between subaccounts              (10,367,687)  (2,741,506)    3,015,489     853,854
                                             -----------   ----------    ----------  ----------
Net increase in net assets resulting from
  capital share transactions                     686,839       10,280     3,634,687   1,030,171
                                             -----------   ----------    ----------  ----------
Total increase in net assets                     710,853       19,504     4,389,489   1,375,859
Net assets at beginning of year                  375,100      355,596     2,165,015     789,156
                                             -----------   ----------    ----------  ----------
Net assets at end of year                    $ 1,085,953   $  375,100    $6,554,504  $2,165,015
                                             -----------   ----------    ----------  ----------
                                             -----------   ----------    ----------  ----------




SEE ACCOMPANYING NOTES.

                         FARM BUREAU LIFE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                               December 31, 1996

1.  Significant Accounting Policies

Farm Bureau Life Annuity Account (the Account) is a unit investment trust registered under the Investment Company Act of 1940. The Account was established as a separate investment account within Farm Bureau Life Insurance Company (the Company) to fund flexible premium deferred variable annuity insurance policies. The Account commenced operations on January 1, 1994.

The Account has six separate subaccounts, each of which invests solely, as directed by contract owners, in a different portfolio of FBL Variable Insurance Series Fund (the Fund), an open-end, diversified management investment company sponsored by the Company. Effective December 1, 1996, the Growth Common Stock Subaccount was renamed the Value Growth Subaccount. Contract owners also may direct investments to a fixed interest subaccount held in the general assets of the Company.

Investments in shares of the Fund are stated at market value, which is the closing net asset value per share as determined by the Fund. The average cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividends paid to the Account are automatically reinvested in shares of the Fund on the payable date.

2.  Expense Charges

The Account pays the Company certain amounts relating to the distribution and administration of the policies funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

MORTALITY AND EXPENSE RISK CHARGE: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.25% of the average daily net asset value of the Account. These charges are assessed in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

ADMINISTRATIVE CHARGE: Prior to the annuity payment period, the Company will deduct an annual administrative charge of $30 to reimburse it for administrative expenses related to the contract. A portion of this charge may be deducted from funds held in the Fixed Interest Subaccount.

SURRENDER CHARGE: A surrender charge is imposed in the event of a full or partial surrender during the first six contract years. During the second through sixth contract years, this charge is not assessed on the first 10% of cash value surrendered. The amount charged is 6% of the amount surrendered during the first contract year and declines by 1% in each of the next five contract years. No surrender charge is deducted if the partial surrender or surrender occurs after six full contract years.

                          FARM BUREAU LIFE ANNUITY ACCOUNT
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)


3.  FEDERAL INCOME TAXES

The operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Account's net investment income or net realized gain on investments. Accordingly, no charge for income tax is currently being made to the Account. If such taxes are incurred by the Company in the future, a charge to the Account may be assessed.

4.  INVESTMENT TRANSACTIONS

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount are as follows:


                                          YEAR ENDED DECEMBER 31
                                       1996                      1995
                              -----------------------  ------------------------
                               PURCHASES     SALES      PURCHASES      SALES
                              -----------  ----------   ----------   ----------
Value Growth Subaccount       $ 5,679,612  $  636,888   $1,524,853   $  323,835
High Grade Bond Subaccount        839,451     235,236      483,880       52,870
High Yield Bond Subaccount      1,284,585     412,997    1,205,311      164,151
Managed Subaccount              6,449,185     338,754    1,426,900      372,367
Money Market Subaccount         7,635,182   6,924,329    2,931,906    2,912,402
Blue Chip Subaccount            4,038,721     333,479    1,188,676      142,996
                              -----------  ----------   ----------   ----------
Combined                      $25,926,736  $8,881,683   $8,761,526   $3,968,621
                              -----------  ----------   ----------   ----------
                              -----------  ----------   ----------   ----------


5.  SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

Transactions in units of each subaccount were as follows:


                                    UNITS SOLD          UNITS REDEEMED         NET INCREASE
                              ----------------------  -------------------  ----------------------
                                UNITS       AMOUNT     UNITS     AMOUNT      UNITS      AMOUNT
                              ---------  -----------  -------  ----------  ---------  -----------
YEAR ENDED DECEMBER 31, 1996
Value Growth Subaccount         369,011  $ 4,612,528   44,377  $  535,397    324,634  $ 4,077,131
High Grade Bond Subaccount       65,166      729,945   19,283     216,451     45,883      513,494
High Yield Bond Subaccount       87,020    1,005,743   31,684     377,823     55,336      627,920
Managed Subaccount              422,671    5,286,545   18,994     234,219    403,677    5,052,326
Money Market Subaccount         698,512    7,602,778  635,469   6,915,939     63,043      686,839
Blue Chip Subaccount            272,909    3,917,187   19,323     282,500    253,586    3,634,687
                              ---------  -----------  -------  ----------  ---------  -----------
Combined                      1,915,289  $23,154,726  769,130  $8,562,329  1,146,159  $14,592,397
                              ---------  -----------  -------  ----------  ---------  -----------
                              ---------  -----------  -------  ----------  ---------  -----------

                           FARM BUREAU LIFE ANNUITY ACCOUNT
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5.  SUMMARY OF CHANGES FROM UNIT TRANSACTIONS (CONTINUED)


                                    UNITS SOLD        UNITS REDEEMED         NET INCREASE
                               -------------------  -------------------  --------------------
                               UNITS       AMOUNT     UNITS     AMOUNT    UNITS      AMOUNT
                               -------  ----------  -------  ----------  -------   ----------
YEAR ENDED DECEMBER 31, 1995
Value Growth Subaccount         111,109  $1,165,046   25,995  $  262,937   85,114  $  902,109
High Grade Bond Subaccount       38,442     408,665    3,980      40,955   34,462     367,710
High Yield Bond Subaccount       97,042   1,030,699   13,849     141,815   83,193     888,884
Managed Subaccount              102,423   1,085,636   31,466     317,266   70,957     768,370
Money Market Subaccount         278,281   2,919,915  277,854   2,909,635      427      10,280
Blue Chip Subaccount             98,536   1,156,842   11,683     126,671   86,853   1,030,171
                               -------  ----------  -------  ----------  -------   ----------
Combined                        725,833  $7,766,803  364,827  $3,799,279  361,006  $3,967,524
                               -------  ----------  -------  ----------  -------   ----------
                               -------  ----------  -------  ----------  -------   ----------


6.  NET ASSETS


The Account has an unlimited number of units of beneficial interest authorized with no par value. Net assets as of December 31, 1996 consisted of:



                                                     VALUE      HIGH GRADE   HIGH YIELD                  MONEY
                                                     GROWTH        BOND         BOND       MANAGED       MARKET     BLUE CHIP
                                      COMBINED     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                     -----------  -----------   ----------   ----------  -----------   ----------   ----------
Paid-in capital                      $29,700,408  $ 9,177,226   $1,638,381   $2,702,992  $ 9,697,090   $1,043,283   $5,441,436
Accumulated undistributed net
  investment income                    3,855,107    1,464,412      185,831      457,937    1,598,651       42,670      105,606
Accumulated undistributed net
  realized gain from investment
  transactions                           133,418       57,568          100        1,834       24,808           --       49,108
Net unrealized appreciation
  (depreciation) of investments        2,317,431      814,802         (531)      26,319      518,487           --      958,354
                                     -----------   ----------   ----------   ----------  -----------   ----------   ----------
Net assets                           $36,006,364  $11,514,008   $1,823,781   $3,189,082  $11,839,036   $1,085,953   $6,554,504
                                     -----------  -----------   ----------   ----------  -----------   ----------   ----------
                                     -----------  -----------   ----------   ----------  -----------   ----------   ----------


                       CONSOLIDATED FINANCIAL STATEMENTS
                       FARM BUREAU LIFE INSURANCE COMPANY
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
                      WITH REPORT OF INDEPENDENT AUDITORS

                       FARM BUREAU LIFE INSURANCE COMPANY
                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS



                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994



                                    CONTENTS



Report of Independent Auditors......................................................................          1
Consolidated Financial Statements
Consolidated Balance Sheets.........................................................................          2
Consolidated Statements of Income...................................................................          4
Consolidated Statements of Changes in Stockholders' Equity..........................................          5
Consolidated Statements of Cash Flows...............................................................          6
Notes to Consolidated Financial Statements..........................................................          8

                         REPORT OF INDEPENDENT AUDITORS



The Board of Directors and Stockholder
Farm Bureau Life Insurance Company



We have audited the accompanying consolidated balance sheets of Farm Bureau Life Insurance Company as of December 31, 1996 and 1995, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Farm Bureau Life Insurance Company at December 31, 1996 and 1995, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.



As described in Note 4 to the consolidated financial statements, in 1994 the Company changed its method of accounting for certain investments in debt securities.



                                          /s/ Ernst & Young LLP


Des Moines, Iowa


March 3, 1997

                       FARM BUREAU LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                 (DOLLARS IN THOUSANDS, EXCEPT PER SHARE DATA)



                                                                                                            DECEMBER 31,
                                                                                                    -----------------------------
                                                                                                         1996           1995
                                                                                                    --------------  -------------
ASSETS
Investments:
  Fixed maturities:
    Held for investment, at amortized cost (market: 1996--$574,338;
      1995--$580,379)                                                                               $      562,283  $     556,099
    Available for sale, at market (amortized cost: 1996--$1,096,179;
      1995--$943,219)                                                                                    1,128,587      1,001,302
  Equity securities, at market (cost: 1996--$69,915;
    1995--$72,731)                                                                                          79,786         78,173
  Held in inventory, at estimated fair value (amortized cost: 1996--$8,716;
    1995--$21,555), substantially all held for sale in 1996                                                 13,781         21,913
  Mortgage loans on real estate                                                                            235,331        215,690
  Investment real estate, less allowances for depreciation of $1,741 in
    1996 and $1,498 in 1995                                                                                 26,384         26,384
  Policy loans                                                                                              88,940         88,526
  Other long-term investments                                                                                8,376          2,892
  Short-term investments                                                                                    62,025         35,358
                                                                                                    --------------  -------------
Total investments                                                                                        2,205,493      2,026,337
Cash and cash equivalents                                                                                    1,802             --
Securities and indebtedness of related parties                                                              39,244         73,138
Accrued investment income                                                                                   24,298         24,012
Accounts and notes receivable                                                                                1,526          2,009
Amounts receivable from affiliates                                                                           7,095          3,824
Reinsurance recoverable                                                                                      5,552          2,225
Deferred policy acquisition costs                                                                          145,614        124,302
Value of insurance in force acquired                                                                            39             75
Property and equipment, less allowances for depreciation of $17,313 in
  1996 and $42,084 in 1995                                                                                  36,182         59,990
Current income taxes recoverable                                                                                --         12,939
Goodwill, less accumulated amortization of $2,172 in 1996 and $1,556 in 1995                                 9,726         10,342
Other assets                                                                                                 5,349         11,544
Assets held in separate accounts                                                                            79,043         44,789
                                                                                                    --------------  -------------
Total assets                                                                                        $    2,560,963  $   2,395,526
                                                                                                    --------------  -------------
                                                                                                    --------------  -------------

                                                                                                            DECEMBER 31,
                                                                                                    -----------------------------
                                                                                                         1996           1995
                                                                                                    --------------  -------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Policy liabilities and accruals:
    Future policy benefits:
      Universal life and annuity products                                                           $    1,078,463  $   1,020,345
      Traditional life insurance and accident and health products                                          555,664        541,356
      Unearned revenue reserve                                                                              22,182         20,081
    Other policy claims and benefits                                                                         7,313          5,640
                                                                                                    --------------  -------------
                                                                                                         1,663,622      1,587,422
  Other policyholders' funds:
    Supplementary contracts without life contingencies                                                     120,649        111,505
    Advance premiums and other deposits                                                                     66,572         66,260
    Accrued dividends                                                                                       12,796         12,600
                                                                                                    --------------  -------------
                                                                                                           200,017        190,365
  Long-term debt                                                                                                81         12,604
  Amounts payable to affiliates                                                                             12,063         10,443
  Current income taxes payable                                                                                  56             --
  Deferred income taxes                                                                                     43,810         43,723
  Other liabilities                                                                                         71,267         65,784
  Liabilities related to separate accounts                                                                  79,043         44,789
                                                                                                    --------------  -------------
Total liabilities                                                                                        2,069,959      1,955,130
Commitments and contingencies

Stockholder's equity:
  Preferred stock, 7 1/2% cumulative, par value $50.00 per share--authorized 6,000 shares                       --             --
  Common stock, par value $50.00 per share--authorized 994,000 shares, issued and outstanding
    50,000 shares                                                                                            2,500          2,500
  Additional paid-in capital                                                                                55,285         50,426
  Net unrealized investment gains                                                                           26,327         34,146
  Retained earnings                                                                                        406,892        353,324
                                                                                                    --------------  -------------
Total stockholder's equity                                                                                 491,004        440,396
                                                                                                    --------------  -------------
Total liabilities and stockholder's equity                                                          $    2,560,963  $   2,395,526
                                                                                                    --------------  -------------
                                                                                                    --------------  -------------



SEE ACCOMPANYING NOTES.

                       FARM BUREAU LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF INCOME
                             (DOLLARS IN THOUSANDS)



                                                                                           YEAR ENDED DECEMBER 31,
                                                                            -----------------------------------------------------
                                                                                  1996               1995              1994
                                                                            -----------------  ----------------  ----------------
Revenues:
  Universal life and annuity product charges                                $          33,755  $         33,343  $         30,983
  Traditional life insurance premiums                                                  52,051            48,511            46,161
  Accident and health premiums                                                          9,560             9,396             2,444
  Property-casualty premiums                                                               --            18,709            17,778
  Net investment income                                                               166,422           184,348           145,148
  Realized gains on investments                                                        54,454             5,902            11,234
  Other income                                                                         11,887            28,011            26,954
                                                                            -----------------  ----------------  ----------------
    Total revenues                                                                    328,129           328,220           280,702
Benefits and expenses:
  Universal life and annuity benefits                                                  90,720            88,147            75,844
  Traditional life insurance and accident and health benefits                          42,370            37,710            37,800
  Increase in traditional and accident and health future policy benefits               13,679            15,310             6,501
  Distributions to participating policyholders                                         23,725            23,838            22,753
  Property-casualty losses and loss adjustment expenses                                    --            13,621            13,441
  Underwriting, acquisition and insurance expenses                                     45,714            54,336            56,486
  Interest expense                                                                        425             1,007             1,836
  Other expenses                                                                        7,814            17,776            17,505
                                                                            -----------------  ----------------  ----------------
    Total benefits and expenses                                                       224,447           251,745           232,166
                                                                            -----------------  ----------------  ----------------
                                                                                      103,682            76,475            48,536
Income taxes                                                                          (34,156)          (27,291)          (18,434)
Minority interest in losses (earnings) of subsidiaries                                     --               (12)                4
Equity income (loss), net of related income taxes                                       4,138             1,488            (1,587)
                                                                            -----------------  ----------------  ----------------
Income from continuing operations                                                      73,664            50,660            28,519
Discontinued operations--gain on disposal of cable television operations,
  net of related income taxes                                                              --                --             6,479
                                                                            -----------------  ----------------  ----------------
Net income                                                                  $          73,664  $         50,660  $         34,998
                                                                            -----------------  ----------------  ----------------
                                                                            -----------------  ----------------  ----------------



SEE ACCOMPANYING NOTES.

                       FARM BUREAU LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY
                             (DOLLARS IN THOUSANDS)


                                                                                                NET
                                                                                            UNREALIZED
                                                                               ADDITIONAL   INVESTMENT
                                                                    COMMON       PAID-IN       GAINS       RETAINED
                                                                     STOCK       CAPITAL     (LOSSES)      EARNINGS
                                                                  -----------  -----------  -----------  ------------
Balance at January 1, 1994                                         $   1,194    $  27,030    $   5,737   $    278,316
    Contribution of minority interest of subsidiaries from
      parent                                                              --       24,702           --             --
    Cumulative effect on prior years (to December 31, 1993) of change in method of accounting for fixed maturity
      securities                                                          --           --       38,913             --
    Net income for 1994                                                   --           --           --         34,998
    Change in net unrealized investment gains/losses                      --           --      (55,418)            --
                                                                  -----------  -----------  -----------  ------------
Balance at December 31, 1994                                           1,194       51,732      (10,768)       313,314
    Issuance of 26,119.72 shares pursuant to stock dividend            1,306       (1,306)          --             --
    Net income for 1995                                                   --           --           --         50,660
    Change in net unrealized investment gains/losses                      --           --       45,375             --
    Dividend of Utah Farm Bureau Insurance Company to parent              --           --         (461)       (10,650)
                                                                  -----------  -----------  -----------  ------------
Balance at December 31, 1995                                           2,500       50,426       34,146        353,324
    Net income for 1996                                                   --           --           --         73,664
    Change in net unrealized investment gains/losses                      --           --       (7,819)            --
    Adjustment resulting from capital transaction of equity
      investee                                                            --        4,859           --             --
    Dividend of FBL Financial Services, Inc. to parent                    --           --           --        (15,096)
    Cash dividend paid to parent                                          --           --           --         (5,000)
                                                                  -----------  -----------  -----------  ------------
Balance at December 31, 1996                                       $   2,500    $  55,285    $  26,327   $    406,892
                                                                  -----------  -----------  -----------  ------------
                                                                  -----------  -----------  -----------  ------------


                                                                      TOTAL
                                                                  STOCKHOLDERS'
                                                                      EQUITY
                                                                  --------------
Balance at January 1, 1994                                         $    312,277
    Contribution of minority interest of subsidiaries from
      parent                                                             24,702
    Cumulative effect on prior years (to December 31, 1993) of change in method of accounting for fixed maturity
      securities                                                         38,913
    Net income for 1994                                                  34,998
    Change in net unrealized investment gains/losses                    (55,418)
                                                                  --------------
Balance at December 31, 1994                                            355,472
    Issuance of 26,119.72 shares pursuant to stock dividend                  --
    Net income for 1995                                                  50,660
    Change in net unrealized investment gains/losses                     45,375
    Dividend of Utah Farm Bureau Insurance Company to parent            (11,111)
                                                                  --------------
Balance at December 31, 1995                                            440,396
    Net income for 1996                                                  73,664
    Change in net unrealized investment gains/losses                     (7,819)
    Adjustment resulting from capital transaction of equity
      investee                                                            4,859
    Dividend of FBL Financial Services, Inc. to parent                  (15,096)
    Cash dividend paid to parent                                         (5,000)
                                                                  --------------
Balance at December 31, 1996                                       $    491,004
                                                                  --------------
                                                                  --------------



SEE ACCOMPANYING NOTES.

                       FARM BUREAU LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)



                                                                           YEAR ENDED DECEMBER 31,
                                                                       --------------------------------
                                                                          1996       1995       1994
                                                                       --------------------------------
OPERATING ACTIVITIES
Continuing operations:
  Net income                                                           $   73,664  $  50,660  $  28,519
  Adjustments to reconcile net income to net cash provided by continuing operations:
    Adjustments related to interest sensitive products:
      Interest credited to account balances                                77,281     77,207     69,954
      Charges for mortality and administration                            (35,050)   (34,083)   (32,161)
      Deferral of unearned revenues                                         1,825      1,696      2,058
      Amortization of unearned revenue reserve                               (530)      (956)      (880)
    Provision for depreciation and amortization                             5,906     10,034     13,449
    Net gains and losses related to investments held in inventory          (3,125)   (25,801)       206
    Realized gains on investments                                         (54,454)    (5,902)   (11,234)
    Increase in traditional, accident and health and
     property-casualty benefit accruals                                    13,646     16,144     10,972
    Policy acquisition costs deferred                                     (18,561)   (18,995)   (17,591)
    Amortization of deferred policy acquisition costs                       7,271     10,181     10,080
    Provision for deferred income taxes                                     6,310     15,026      7,792
    Other                                                                  14,554     (9,352)    (3,522)
                                                                       --------------------------------
Net cash provided by continuing operations                                 88,737     85,859     77,642
Discontinued operations:
  Net income                                                                   --         --      6,479
  Adjustments to reconcile net income to net cash used in
   discontinued operations                                                     --         --    (10,293)
                                                                       --------------------------------
Net cash used in discontinued operations                                       --         --     (3,814)
                                                                       --------------------------------
Net cash provided by operating activities                                  88,737     85,859     73,828
INVESTING ACTIVITIES
Sale, maturity or repayment of investments:
  Fixed maturities--held for investment                                    33,212     16,529     31,540
  Fixed maturities--available for sale                                    222,093    208,189    348,722
  Equity securities                                                       101,937     29,766     43,612
  Held in inventory                                                         9,779      8,045      7,106
  Mortgage loans on real estate                                            21,977     18,646     24,036
  Investment real estate                                                    4,829        927        885
  Policy loans                                                             20,092     19,701     18,263
  Other long-term investments                                                 625      3,564     31,608
  Short-term investments--net                                                  --     68,799         --
                                                                       --------------------------------
                                                                          414,544    374,166    505,772

                       FARM BUREAU LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)
                             (DOLLARS IN THOUSANDS)



                                                                           YEAR ENDED DECEMBER 31,
                                                                       --------------------------------
                                                                          1996       1995       1994
                                                                       --------------------------------
Acquisition of investments:
  Fixed maturities--held for investment                                $  (38,472) $(120,885) $(166,332)
  Fixed maturities--available for sale                                   (374,808)  (282,657)  (262,905)
  Equity securities                                                       (28,824)   (30,380)   (37,965)
  Held in inventory                                                          (532)   (13,618)    (6,698)
  Mortgage loans on real estate                                           (40,601)   (17,110)   (12,953)
  Investment real estate                                                   (4,988)    (8,034)      (668)
  Policy loans                                                            (20,506)   (20,275)   (19,207)
  Other long-term investments                                                  (3)       (14)   (13,654)
  Short-term investments--net                                             (30,249)        --    (63,737)
                                                                       --------------------------------
                                                                         (538,983)  (492,973)  (584,119)
Proceeds from disposal, repayments of advances and other
  distributions from equity investees                                      36,265     31,986     44,890
Investments in and advances to equity investees                           (10,396)   (21,463)   (39,418)
Net purchases of property and equipment and other                          (7,062)    (7,664)    (5,167)
Investing activities of discontinued operations                                --         --     29,539
                                                                       --------------------------------
Net cash used in investing activities                                    (105,632)  (115,948)   (48,503)
FINANCING ACTIVITIES
Receipts from interest sensitive products credited to policyholder
  account balances                                                        173,776    158,650    170,623
Return of policyholder account balances on interest sensitive
  products                                                               (148,745)  (121,863)  (137,232)
Proceeds from short-term borrowings                                            --          8      8,288
Repayments of short-term borrowings                                            --     (6,396)    (9,217)
Repayments of long-term debt                                               (1,199)    (5,915)   (12,119)
Net cash returned to parent as dividend                                    (5,135)      (248)        --
Financing activities of discontinued operations                                --         --    (44,000)
                                                                       --------------------------------
Net cash provided by (used in) financing activities                        18,697     24,236    (23,657)
                                                                       --------------------------------
Increase (decrease) in cash and cash equivalents                            1,802     (5,853)     1,668
Cash and cash equivalents at beginning of year                                 --      5,853      4,185
                                                                       --------------------------------
Cash and cash equivalents at end of year                               $    1,802  $      --  $   5,853
                                                                       --------------------------------
                                                                       --------------------------------
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for:
  Interest                                                             $      415  $   1,086  $   1,880
  Income taxes                                                             17,694     16,833     17,691



SEE ACCOMPANYING NOTES.

                       FARM BUREAU LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                               DECEMBER 31, 1996



1. SIGNIFICANT ACCOUNTING POLICIES



NATURE OF BUSINESS



Farm Bureau Life Insurance Company (the Company), a wholly-owned subsidiary of FBL Financial Group, Inc., operates predominantly in the individual life and annuity area of the insurance industry. The Company markets its products to Farm Bureau members and other individuals and businesses in 15 midwestern and western states.



Prior to May 31, 1996, the Company owned 100% of the outstanding common stock of FBL Financial Services, Inc., a holding company which, through its subsidiaries, provided investment advisory, marketing and distribution, and leasing services. On May 31, 1996, the common stock of FBL Financial Services, Inc. was transferred to FBL Financial Group, Inc. in the form of a dividend. FBL Financial Services, Inc. had investments of $6.1 million, property and equipment of $26.1 million, other assets of $3.3 million, long-term debt of $11.3 million and other liabilities of $8.8 million on the date of the dividend.



Prior to December 31, 1995, the Company owned approximately 99% of the outstanding common stock of Utah Farm Bureau Insurance Company, a property-casualty insurance company providing individual and small business coverages. On December 31, 1995, the common stock of Utah Farm Bureau Insurance Company was transferred to FBL Financial Group, Inc. in the form of a dividend. Utah Farm Bureau Insurance Company had investments of $26.0 million, reinsurance recoverable of $26.7 million, other assets of $7.6 million, reserves on property-casualty policies of $30.0 million and other liabilities of $19.1 million on the date of the dividend.



CONSOLIDATION



The consolidated financial statements include the financial statements of the Company and its direct and indirect subsidiaries. All significant intercompany transactions have been eliminated.



INVESTMENTS



FIXED MATURITIES AND EQUITY SECURITIES



Fixed maturity securities, comprised of bonds and redeemable preferred stocks, that the Company has the positive intent and ability to hold to maturity are designated as "held for investment". Held for investment securities are reported at cost adjusted for amortization of premiums and discounts. Changes in the market value of these securities, except for declines that are other than temporary, are not reflected in the Company's financial statements. Fixed maturity securities which may be sold are designated as "available for sale". Available for sale securities are reported at market value and unrealized gains and losses on these securities are included directly in stockholders' equity, net of certain adjustments (see Note 4). Premiums and discounts are amortized/accrued using methods which result in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.



Equity securities, comprised of common and non-redeemable preferred stocks, are reported at market value. The change in unrealized appreciation and depreciation of equity securities is included directly in stockholders' equity, net of any related deferred income taxes.



HELD IN INVENTORY



The Company has a venture capital investment company subsidiary and, prior to the dividend of FBL Financial Services, Inc., had certain subsidiaries involved as broker/dealers. In accordance with accounting practices for these specialized industries, marketable securities are valued at market value if readily marketable or at fair value, as determined by the Board of Directors of the subsidiary holding the security, if not readily marketable. The resulting difference between cost and market is included in the statements of income as net investment income. Realized gains and losses are also reported as a component of net investment income.



Held in inventory assets include securities with carrying values of $7.0 million and $18.6 million at December 31, 1996 and 1995, respectively, for which market quotations are not readily available and for which fair value is determined in good faith by the Board of Directors of FBL Ventures of South Dakota, Inc. (FBL Ventures), the venture capital investment company subsidiary holding the securities. In determining fair value for securities not readily marketable, investments are initially stated at cost until significant subsequent events require a change in valuation. Among the factors considered by the Board of Directors in determining fair value of investments are the cost of the investment, developments since the acquisition of the investment, the sale price of recently issued securities, the financial

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


condition and operating results of the issuer, the long-term business potential of the issuer, the quoted market price of securities with similar quality and yield that are publicly traded and other factors generally pertinent to the valuation of investments. The Board of Directors, in making its evaluation, has relied on financial data of investees provided by the management of the investee companies.



During 1996, the Company ceased making new venture capital investments and began selling the private equity investments held by FBL Ventures in an attempt to exit most aspects of the venture capital investment business. During 1996, 20 securities with a fair value of $9.7 million were sold including $6.0 million in securities to a subsidiary of Farm Bureau Mutual Insurance Company, an affiliate. At December 31, 1996, FBL Ventures had 13 private equity securities with a fair value of $13.8 million. It is anticipated that these securities will be sold to unaffiliated third parties or transferred to the Company during 1997.



The Company records transfers to or from FBL Ventures at fair value at the date of transfer, re-establishing a new cost basis for the security. Prior to 1996, transfers typically occurred when a previously private issue went public, or when a private equity security was purchased or otherwise received by another member of the consolidated group. During the year ended December 31, 1995, two securities with a total fair value of $27.6 million were transferred out of FBL Ventures. During the year ended December 31, 1994, two securities with a fair value of $1.4 million were transferred to FBL Ventures. A gain (recognized in net investment income) of $24.6 million was recognized on the 1995 transfers, although neither transfer had an impact on net income (as unrealized appreciation had been reported prior to the transfer), and no gains or losses were recognized on the 1994 transfers.



MORTGAGE LOANS ON REAL ESTATE



Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to its fair value, which may be based upon the present value of expected future cash flows from the loan (discounted at the loan's effective interest rate), or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance, changes to which are recognized as realized gains or losses on investments.



INVESTMENT REAL ESTATE



Investment real estate is reported at cost less allowances for depreciation. Real estate acquired through foreclosure is recorded at the lower of cost (which includes the balance of the mortgage loan, any accrued interest and any costs incurred to obtain title to the property) or fair value as determined at or before the foreclosure date. The carrying value of these assets is subject to regular review. If the fair value, less estimated sales costs, of real estate owned decreases to an amount lower than its carrying value, a valuation allowance is established for the difference. This valuation allowance can be reduced or eliminated should the fair value of the property increase. Changes in this valuation allowance are recognized as realized gains or losses on investments. At December 31, 1996 and 1995, the Company had no such valuation allowances.



OTHER INVESTMENTS



Policy loans are reported at unpaid principal. Other long-term investments and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Investments accounted for by the equity method include investments in, and advances to, various joint ventures and partnerships and are reported as securities and indebtedness of related parties. Changes in the value of the Company's investment in equity investees attributable to capital transactions of the investee, such as a public offering of stock, are recorded directly to stockholders' equity.



REALIZED GAINS AND LOSSES ON INVESTMENTS



The carrying values of all the Company's investments are reviewed on an ongoing basis for credit deterioration, and if this review indicates a decline in market value that is other than temporary, the Company's carrying value in the investment is reduced to its estimated realizable value (the sum of the estimated nondiscounted cash flows for securities or fair value for mortgage loans on real estate) and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments. Realized gains and losses on sales are determined on the basis

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


of specific identification of investments. If the Company expects that an issuer of a security will modify its payment pattern from contractual terms but no writedown is required, future investment income is recognized at the rate implicit in the calculation of net realizable value under the expected payment pattern.



MARKET VALUES



Market values of publicly traded fixed maturity securities are as reported by an independent pricing service. Market values of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a matrix calculation assuming a spread over U. S. Treasury bonds based upon the expected average lives of the securities. Market values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U. S. Treasury bonds. Market values of redeemable preferred stock and equity securities are based on the latest quoted market prices, or for those not readily marketable, at values which are representative of the market values of issues of comparable yield and quality.



CASH AND CASH EQUIVALENTS



For purposes of the consolidated statement of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.



DEFERRED POLICY ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE ACQUIRED



To the extent recoverable from future policy revenues and gross profits, certain costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business, have been deferred. The value of insurance in force acquired represents the cost assigned to insurance contracts when an insurance company is acquired. The initial value is determined by an actuarial study using expected future gross profits as a measurement of the net present value of the insurance acquired. Interest accrues on the unamortized balance at a rate of 6.79%.



For participating traditional life insurance and universal life insurance and investment products, these costs are being amortized generally in proportion to expected gross profits (after dividends to policyholders, if applicable) from surrender charges and investment, mortality, and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits/margins (including the impact of investment gains and losses) to be realized from a group of products are revised. The deferred policy acquisition costs for property-casualty insurance are amortized over the effective period of the related insurance policies; deferred policy acquisition costs for these policies are charged to expense when such costs are deemed not to be recoverable from the related unearned premiums and any related investment income.



PROPERTY AND EQUIPMENT



Property and equipment, comprised primarily of home office properties, furniture and equipment, are reported at cost less allowances for depreciation. Depreciation expense is computed primarily using the straight-line method over the estimated useful lives of the assets. Depreciation expense for the years ended December 31, 1996, 1995 and 1994 was $5.1 million, $9.3 million and $9.0 million, respectively.



GOODWILL



Goodwill represents the excess of the fair value of assets exchanged over the net assets acquired. Goodwill is generally being amortized on a straight-line basis over a period of 20 years. The carrying value of goodwill is regularly reviewed for indicators of impairment in value, which in the view of management are other than temporary. If facts and circumstances suggest that goodwill is impaired, the Company assesses the fair value of the underlying business and reduces goodwill to an amount that results in the book value of the underlying business approximating fair value. The Company has not recorded any such writedowns during the years ended December 31, 1996, 1995 or 1994.



FUTURE POLICY BENEFITS



The liability for future policy benefits for participating traditional life insurance is based on net level premium reserves, including assumptions as to interest, mortality, and other assumptions underlying the guaranteed policy cash values. Reserve interest assumptions are level and range from 2.5% to 6.0%. The average rate of assumed investment yields used in estimating gross margins was 8.34% in 1996, 8.14% in 1995 and 8.10% in 1994. Accrued dividends for participating business are established for anticipated amounts earned to date for the period through the policy's next

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


anniversary and are provided for as a separate liability. The declaration of future dividends for participating business is at the discretion of the Board of Directors. Participating business accounted for 45% of receipts from policyholders during the year ended December 31, 1996 and represented 20% of life insurance inforce at December 31, 1996.



The liabilities for future policy benefits for accident and health insurance are computed using a net level or two-year preliminary term method, including assumptions as to morbidity, mortality and interest and to include provisions for possible unfavorable deviations. Policy benefit claims are charged to expense in the period that the claims are incurred.



Future policy benefit reserves for universal life insurance and investment products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances. Interest crediting rates for universal life and investment products ranged from 5.75% to 7.50% in 1996, 5.50% to 7.50% in 1995, and 5.50% to 7.25% in 1994.



The unearned revenue reserve reflects the unamortized balance of the excess of first year administration charges over renewal period administration charges (policy initiation fees) on universal life products. These excess charges have been deferred and are being recognized in income over the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs.



RESERVES AND UNEARNED PREMIUMS ON PROPERTY-CASUALTY POLICIES



Unpaid property-casualty losses and loss adjustment expenses represent the estimated liability for reported claims plus those incurred but not yet reported and the related estimated adjustment expenses. The reserve for unpaid claims and related adjustment expenses was determined using case-basis evaluations and statistical analyses and represented estimates of the ultimate cost of all unpaid losses incurred through December 31 of each year. Salvage and subrogation recoverables were offset against reserves on property-casualty policies and were also estimated using statistical analysis.



Property-casualty insurance unearned premiums were calculated on a pro rata basis.



DEFERRED INCOME TAXES



Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the asset or liability from period to period.



SEPARATE ACCOUNTS



The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered, principally for the benefit of certain policyholders who bear the underlying investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of income.



RECOGNITION OF PREMIUM REVENUES AND COSTS



Revenues for universal life and annuity products consist of policy charges for the cost of insurance, administration charges, amortization of policy initiation fees and surrender charges assessed against policyholder account balances during the period. Expenses related to these products include interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances.



Traditional life insurance premiums are recognized as revenues over the premium-paying period. Future policy benefits and policy acquisition costs are recognized as expenses over the life of the policy by means of the provision for future policy benefits and amortization of deferred policy acquisition costs.



Property-casualty insurance premiums were recognized using a daily or monthly pro rata method over the terms of the policies.



All insurance-related revenues, benefits, losses and expenses are reported net of reinsurance ceded.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


REINSURANCE



The Company uses reinsurance to manage certain risks associated with its insurance operations. These reinsurance arrangements provide for greater diversification of business, allow management to control exposure to potential risks arising from large losses and provide additional capacity for growth.



The Company's life insurance operations cede reinsurance to various reinsurers. The cost of reinsurance is generally amortized over the contract periods of the reinsurance agreements.



The Company's property-casualty operations assumed and ceded reinsurance, principally as a participant in a reinsurance pooling agreement with two affiliates. The Company's contracts were prospective and the cost of insurance was amortized over the contract periods in proportion to the amount of insurance protection provided.



OTHER INCOME AND OTHER EXPENSES



Other income and other expenses include revenue and expenses generated by the Company's various non-insurance subsidiaries for services related to investment advisory, marketing and distribution, and leasing. A portion of these activities are performed on behalf of affiliates of the Company. In addition, certain revenue generated by the insurance companies have been classified as other income. During the years ended December 31, 1996, 1995 and 1994, revenues included as other income aggregated $2.7 million, $8.4 million and $8.5 million, respectively.



RECLASSIFICATION



Certain amounts in the 1995 and 1994 consolidated financial statements have been reclassified to conform to the 1996 financial statement presentation.



USE OF ESTIMATES



The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. For example, significant estimates and assumptions are utilized in the calculation of deferred policy acquisition costs, policyholder liabilities and accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the consolidated financial statements.



2. FAIR VALUES OF FINANCIAL INSTRUMENTS


Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosures About Fair Value of Financial Instruments", requires disclosure of fair value information about financial instruments, whether or not recognized in the consolidated balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 also excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented herein are limited by each of these factors and do not purport to represent the underlying value of the Company.



The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments.



FIXED MATURITY SECURITIES: Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit, and maturity of the investments.



EQUITY SECURITIES: The fair values for equity securities are based on quoted market prices, where available. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



2.  FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)



HELD IN INVENTORY: The fair values for investments held in inventory are based on quoted market prices, where available. For holdings that are not actively traded, fair values are determined in good faith by the Board of Directors of the subsidiary holding the security.



MORTGAGE LOANS ON REAL ESTATE AND POLICY LOANS: Fair values are estimated by discounting expected cash flows using interest rates currently being offered for similar loans.



CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the consolidated balance sheet for these instruments approximate their fair values.



ASSETS AND LIABILITIES OF SEPARATE ACCOUNTS: Separate account assets and liabilities are reported at estimated fair value in the Company's consolidated balance sheet.



FUTURE POLICY BENEFITS AND OTHER POLICYHOLDERS' FUNDS: Fair values of the Company's liabilities under contracts not involving significant mortality or morbidity risks (principally deferred annuities and supplementary contracts) are stated at cash surrender value, the cost the Company would incur to extinguish the liability. The Company is not required to estimate the fair value of its liabilities under other contracts.



LONG-TERM DEBT: The fair values for long-term debt are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.



DEPOSIT ADMINISTRATION FUNDS: The Company administers the funded portion of certain employee benefit plans of its affiliates through deposit administration funds. The fair value of the deposit administration funds attributed to the Agent's Career Incentive Plan are stated at amounts which are estimated to be currently vested, based on service and production criteria. Other funds are stated at carrying value.



The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of SFAS No. 107:



                                                                                           DECEMBER 31
                                                                   ------------------------------------------------------------
                                                                                1996                           1995
                                                                   ------------------------------  ----------------------------
                                                                      CARRYING          FAIR         CARRYING
                                                                       VALUE           VALUE           VALUE       FAIR VALUE
                                                                   ------------------------------------------------------------
                                                                                      (DOLLARS IN THOUSANDS)
ASSETS
Fixed maturities:
  Held for investment                                              $      562,283  $      574,338  $     556,099  $     580,379
  Available for sale                                                    1,128,587       1,128,587      1,001,302      1,001,302
Equity securities                                                          79,786          79,786         78,173         78,173
Held in inventory                                                          13,781          13,781         21,913         21,913
Mortgage loans on real estate                                             235,331         245,125        215,690        227,208
Policy loans                                                               88,940          88,940         88,526         88,526
Cash and short-term investments                                            63,827          63,827         35,358         35,358
Assets held in separate accounts                                           79,043          79,043         44,789         44,789

LIABILITIES
Future policy benefits                                             $      702,739  $      691,261  $     650,025  $     644,311
Other policyholders' funds                                                186,535         186,535        176,811        176,811
Long-term debt                                                                 81              90         12,604         12,490
Deposit administration funds                                               41,630          39,011         33,834         31,294
Liabilities related to separate accounts                                   79,043          79,043         44,789         44,789



3. REORGANIZATION AND DISCONTINUED OPERATIONS


In January 1994, the Boards of Directors of the Company and Western Farm Bureau Life Insurance Company (Western Life) approved an agreement, pursuant to which, effective January 1, 1994, the acquisition of Western Life was consummated through Farm Bureau Multi-State Services, Inc., a holding company which was incorporated in the State of Iowa on October 13, 1993. In March 1996, Farm Bureau Multi-State Services, Inc. was renamed FBL Financial

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



3.  REORGANIZATION AND DISCONTINUED OPERATIONS (CONTINUED)


Group, Inc. Under the agreement, 100% of the common stock of the Company and Western Life were exchanged for stock in the holding company. In addition, in 1994, the minority interests of FBL Insurance Company and Rural Security Life Insurance Company (Rural Security Life) were exchanged for equivalent value in the holding company. Subsequently, FBL Financial Group, Inc. contributed the minority interests of FBL Insurance Company and Rural Security Life and, in 1995, these subsidiaries were liquidated.



The issuance of holding company stock in exchange for the minority interests of FBL Insurance Company and Rural Security Life has been accounted for as a purchase and the purchase price of $24.7 million, based upon the appraised value of the Company's stock at the time of purchase, was allocated to the assets and liabilities acquired. These allocations resulted in goodwill of approximately $4.4 million, which is being amortized over 20 years. Goodwill associated with Rural Security Life remains attributable to the still existing operations in Wisconsin which include a license to do business in Wisconsin, an active agency force, customer lists, a marketing relationship with the Wisconsin Farm Bureau Federation and an exclusive use of the Farm Bureau trademark in Wisconsin in connection with the sale of life insurance and annuity products.



On December 23, 1994, the Company sold substantially all operating assets and certain liabilities of its cable television subsidiary, Vantage Cable Associates, L.P., to Galaxy Telecom, L.P. for $38.4 million, of which $32.0 million was paid in cash and $6.4 million was represented by a Class D limited partnership interest in Galaxy Telecom, L.P. The Company recognized a gain on the sale of approximately $15.4 million, after expenses, closing adjustments and post-closing adjustments of approximately $1.4 million.



Revenues of the discontinued operations aggregated $10.2 million for the period from January 1, 1994 through December 22, 1994. Interest expense, $2.9 million for the period from January 1, 1994 through December 22, 1994, has been allocated to discontinued operations based on debt that can be identified as specifically attributed to those operations.



4. INVESTMENT OPERATIONS



FIXED MATURITIES, EQUITY SECURITIES AND INVESTMENTS HELD IN INVENTORY



The following tables contain amortized cost and market value information on fixed maturities and equity securities at December 31, 1996 and 1995:



                                                                      HELD FOR INVESTMENT
                                                    --------------------------------------------------------
                                                                       GROSS        GROSS
                                                                    UNREALIZED   UNREALIZED     ESTIMATED
                                                    AMORTIZED COST     GAINS       LOSSES      MARKET VALUE
                                                    --------------------------------------------------------
                                                                     (DOLLARS IN THOUSANDS)
DECEMBER 31, 1996
Bonds:
  United States Government and agencies --
    mortgage-backed securities                      $      168,409  $    5,976   $      (550) $      173,835
  Industrial and miscellaneous:
    Mortgage and asset-backed securities                   388,865      10,601        (4,612)        394,854
    Other                                                    5,009         649            (9)          5,649
                                                    --------------------------------------------------------
Total fixed maturities                              $      562,283  $   17,226   $    (5,171) $      574,338
                                                    --------------------------------------------------------
                                                    --------------------------------------------------------

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



4.  INVESTMENT OPERATIONS (CONTINUED)


                                                                       AVAILABLE FOR SALE
                                                    --------------------------------------------------------
                                                                       GROSS        GROSS
                                                                    UNREALIZED   UNREALIZED     ESTIMATED
                                                    AMORTIZED COST     GAINS       LOSSES      MARKET VALUE
                                                    --------------------------------------------------------
                                                                     (DOLLARS IN THOUSANDS)
DECEMBER 31, 1996
Bonds:
  United States Government and agencies:
    Mortgage-backed securities                      $       62,999   $   3,362   $      (496) $       65,865
    Other                                                   44,440         237          (281)         44,396
  State, municipal and other governments                    11,530         383           (53)         11,860
  Public utilities                                         119,619       4,995          (836)        123,778
  Industrial and miscellaneous:
    Mortgage and asset-backed securities                   215,309       4,029        (2,297)        217,041
    Other                                                  611,021      32,078        (9,989)        633,110
Redeemable preferred stock                                  31,261       1,369           (93)         32,537
                                                    --------------------------------------------------------
Total fixed maturities                              $    1,096,179   $  46,453   $   (14,045) $    1,128,587
                                                    --------------------------------------------------------
                                                    --------------------------------------------------------
Equity securities                                   $       69,915   $  28,671   $   (18,800) $       79,786
                                                    --------------------------------------------------------
                                                    --------------------------------------------------------


                                                                        HELD FOR INVESTMENT
                                                        ----------------------------------------------------
                                                                        GROSS        GROSS
                                                         AMORTIZED   UNREALIZED   UNREALIZED     ESTIMATED
                                                           COST         GAINS       LOSSES     MARKET VALUE
                                                        ----------------------------------------------------
                                                                       (DOLLARS IN THOUSANDS)
DECEMBER 31, 1995
Bonds:
  United States Government and agencies--
    mortgage-backed securities                          $   178,293  $    9,518   $     (535 ) $    187,276
  Industrial and miscellaneous:
    Mortgage and asset-backed securities                    372,806      16,693       (1,680 )      387,819
    Other                                                     5,000         284           --          5,284
                                                        ----------------------------------------------------
Total fixed maturities                                  $   556,099  $   26,495   $   (2,215 ) $    580,379
                                                        ----------------------------------------------------
                                                        ----------------------------------------------------


                                                                         AVAILABLE FOR SALE
                                                        ----------------------------------------------------
                                                                        GROSS        GROSS
                                                         AMORTIZED   UNREALIZED   UNREALIZED     ESTIMATED
                                                           COST         GAINS       LOSSES     MARKET VALUE
                                                        ----------------------------------------------------
                                                                       (DOLLARS IN THOUSANDS)
DECEMBER 31, 1995
Bonds:
  United States Government and agencies:
    Mortgage-backed securities                          $    76,718   $   4,419    $    (520)   $    80,617
    Other                                                    71,289         935         (509)        71,715
  State, municipal and other governments                     10,514          61         (330)        10,245
  Public utilities                                          105,397       7,088         (866)       111,619
  Industrial and miscellaneous:
    Mortgage and asset-backed securities                     58,231       3,633         (380)        61,484
    Other                                                   584,421      54,328       (9,553)       629,196
Redeemable preferred stock                                   36,649         873       (1,096)        36,426
                                                        ----------------------------------------------------
Total fixed maturities                                  $   943,219   $  71,337    $ (13,254)   $ 1,001,302
                                                        ----------------------------------------------------
                                                        ----------------------------------------------------
Equity securities                                       $    72,731   $   6,042    $    (600)   $    78,173
                                                        ----------------------------------------------------
                                                        ----------------------------------------------------

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



4. INVESTMENT OPERATIONS (CONTINUED)



Short-term investments have been excluded from the above schedules as amortized cost approximates market value for these securities.



The carrying value and estimated market value of the Company's portfolio of fixed maturity securities at December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                      HELD FOR INVESTMENT            AVAILABLE FOR SALE
                                                   --------------------------  ------------------------------
                                                                  ESTIMATED                      ESTIMATED
                                                    AMORTIZED       MARKET       AMORTIZED         MARKET
                                                       COST         VALUE           COST           VALUE
                                                   ----------------------------------------------------------
                                                                     (DOLLARS IN THOUSANDS)
Due in one year or less                            $         --  $         --  $       33,970  $       33,901
Due after one year through five years                        --            --         134,031         139,295
Due after five years through ten years                       --            --         203,794         212,596
Due after ten years                                       5,009         5,649         414,815         427,352
                                                   ----------------------------------------------------------
                                                          5,009         5,649         786,610         813,144
Mortgage and asset-backed securities                    557,274       568,689         278,308         282,906
Redeemable preferred stocks                                  --            --          31,261          32,537
                                                   ----------------------------------------------------------
                                                   $    562,283  $    574,338  $    1,096,179  $    1,128,587
                                                   ----------------------------------------------------------
                                                   ----------------------------------------------------------



The unrealized appreciation or depreciation on fixed maturity and equity securities available for sale is reported as a separate component of stockholders' equity, reduced by adjustments to deferred policy acquisition costs, value of insurance in force acquired and unearned revenue reserve that would have been required as a charge or credit to income had such amounts been realized, and a provision for deferred income taxes. Net unrealized investment gains as reported were comprised of the following:



                                                                                          DECEMBER 31,
                                                                                     -----------------------
                                                                                        1996         1995
                                                                                     -----------------------
                                                                                     (DOLLARS IN THOUSANDS)
Unrealized appreciation on fixed maturity and equity securities available for sale   $    42,279  $   63,525
Adjustments for assumed changes in amortization pattern of:
  Deferred policy acquisition costs                                                       (2,159)    (12,181)
  Unearned revenue reserve                                                                   383       1,189
Provision for deferred income taxes                                                      (14,176)    (18,387)
                                                                                     -----------------------
Net unrealized investment gains                                                      $    26,327  $   34,146
                                                                                     -----------------------
                                                                                     -----------------------



Amortized cost of securities held in inventory was $8.7 million and $21.6 million at December 31, 1996 and 1995, respectively. Net unrealized appreciation on securities held in inventory as of December 31, 1996 and 1995, included gross unrealized gains of $5.4 million and $1.6 million and gross unrealized losses of $0.3 million and $1.3 million, respectively.



MORTGAGE LOANS ON REAL ESTATE



The Company's mortgage loan portfolio consists principally of commercial mortgage loans. The Company's lending policies establish limits on the amount that can be loaned to one borrower and require diversification by geographic location and collateral type. Regions in which at least 20% of the Company's mortgage loan portfolio is invested during the years presented include: Pacific (28% in 1996 and 25% in 1995), which includes California, Oregon and Washington; and Mountain (20% in 1996 and 23% in 1995), which includes Arizona, Colorado, Idaho, New Mexico, Utah and Wyoming. Mortgage loans on real estate have also been analyzed during the years presented by collateral types with office buildings (46% in 1996 and 37% in 1995) and retail facilities (34% in 1996 and 36% in 1995), representing the largest holdings.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



4.  INVESTMENT OPERATIONS (CONTINUED)


The Company has also provided an allowance for possible losses against its mortgage loan portfolio. An analysis of this allowance for loan losses is as follows:



                                                                                                 YEAR ENDED DECEMBER 31,
                                                                                             --------------------------------
                                                                                                1996       1995       1994
                                                                                             --------------------------------
                                                                                                  (DOLLARS IN THOUSANDS)
Balance at beginning of year                                                                 $      600  $     600  $     600
Realized losses                                                                                   2,527         --         --
Uncollectible amounts written off, net of recoveries                                             (2,527)        --         --
                                                                                             --------------------------------
Balance at end of year                                                                       $      600  $     600  $     600
                                                                                             --------------------------------
                                                                                             --------------------------------



The Company's investment in impaired loans (those loans in which the Company does not believe it will collect all amounts due according to the contractual terms of the respective loan agreements) totaled $3.1 million at December 31, 1996 and $3.3 million at December 31, 1995. No valuation allowance was established for the impaired loans as of December 31, 1996 and 1995.



Securities and indebtedness of related parties include mortgage loans and similar advances to joint ventures and limited partnerships in which the Company maintains an equity interest. Such indebtedness aggregated $11.7 million and $34.0 million at December 31, 1996 and 1995, respectively. These loans and advances were made at similar interest rates and under similar terms as other mortgage loans.



NET INVESTMENT INCOME



Components of net investment income are as follows:



                                                                                        YEAR ENDED DECEMBER 31,
                                                                                 --------------------------------------
                                                                                     1996         1995         1994
                                                                                 --------------------------------------
                                                                                         (DOLLARS IN THOUSANDS)
Fixed maturities:
  Held for investment                                                            $     45,744  $    42,016  $    31,235
  Available for sale                                                                   85,722       83,490       79,280
Equity securities                                                                       1,345        1,098        1,527
Held in inventory                                                                       3,162       25,868         (130)
Mortgage loans on real estate                                                          20,297       19,544       20,417
Investment real estate                                                                  4,495        4,191        4,239
Policy loans                                                                            5,653        5,567        5,433
Other long-term investments                                                               536          381        2,696
Short-term investments                                                                  3,166        2,671        2,496
Other                                                                                   3,485        5,581        3,905
                                                                                 --------------------------------------
                                                                                      173,605      190,407      151,098
Less investment expenses                                                               (7,183)      (6,059)      (5,950)
                                                                                 --------------------------------------
Net investment income                                                            $    166,422  $   184,348  $   145,148
                                                                                 --------------------------------------
                                                                                 --------------------------------------



Investment income from investments held in inventory is comprised of:



                                                                                          YEAR ENDED DECEMBER 31,
                                                                                      --------------------------------
                                                                                         1996       1995       1994
                                                                                      --------------------------------
                                                                                           (DOLLARS IN THOUSANDS)
Dividends, interest and other income                                                  $       77  $     138  $     205
Net realized gain (loss) from investment transactions                                     (1,811)    25,810      4,026
Change in unrealized appreciation/depreciation of investments                              4,896        (80)    (4,361)
                                                                                      --------------------------------
                                                                                      $    3,162  $  25,868  $    (130)
                                                                                      --------------------------------
                                                                                      --------------------------------

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



4.  INVESTMENT OPERATIONS (CONTINUED)


REALIZED AND UNREALIZED GAINS AND LOSSES



Effective January 1, 1994, the Company adopted SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". The cumulative effect of this change in accounting method was to increase stockholders' equity by $38.9 million, net of offsets aggregating $40.0 million.



Realized gains (losses) and the change in unrealized appreciation/depreciation on investments, excluding amounts attributed to investments held in inventory discussed above, are summarized below:



                                                                                        YEAR ENDED DECEMBER 31,
                                                                                 --------------------------------------
                                                                                    1996         1995          1994
                                                                                 --------------------------------------
                                                                                         (DOLLARS IN THOUSANDS)
REALIZED
Fixed maturities--available for sale                                             $     2,199  $     5,526  $      2,554
Equity securities                                                                     56,522         (763)        9,535
Mortgage loans on real estate                                                         (2,527)          --            --
Investment real estate                                                                   619          123          (316)
Other long-term investments                                                             (154)        (158)       (1,773)
Securities and indebtedness of related parties                                        (1,438)       1,182         2,864
Notes receivable and other                                                              (767)          (8)       (1,630)
                                                                                 --------------------------------------
Realized gains on investments                                                    $    54,454  $     5,902  $     11,234
                                                                                 --------------------------------------
                                                                                 --------------------------------------
UNREALIZED
Fixed maturities:
  Held for investment                                                            $   (12,225) $    50,905  $    (51,071)
  Available for sale                                                                 (25,675)      75,590       (96,413)
Equity securities                                                                      4,429        9,209       (12,578)
                                                                                 --------------------------------------
Change in unrealized appreciation/depreciation of investments                    $   (33,471) $   135,704  $   (160,062)
                                                                                 --------------------------------------
                                                                                 --------------------------------------



An analysis of sales, maturities and principal repayments of the Company's fixed maturities portfolio for the years ended December 31, 1996, 1995, and 1994 is as follows:



                                                                                      GROSS      GROSS
                                                                       AMORTIZED    REALIZED    REALIZED
                                                                          COST        GAINS      LOSSES      PROCEEDS
                                                                      -------------------------------------------------
                                                                                   (DOLLARS IN THOUSANDS)
YEAR ENDED DECEMBER 31, 1996
  Scheduled principal repayments and calls:
    Available for sale                                                $    148,299  $      --  $       --  $    148,299
    Held for investment                                                     33,212         --          --        33,212
  Sales--available for sale                                                 71,095      5,197      (2,498)       73,794
                                                                      -------------------------------------------------
      Total                                                           $    252,606  $   5,197  $   (2,498) $    255,305
                                                                      -------------------------------------------------
                                                                      -------------------------------------------------

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



4.  INVESTMENT OPERATIONS (CONTINUED)



                                                                                      GROSS      GROSS
                                                                       AMORTIZED    REALIZED    REALIZED
                                                                          COST        GAINS      LOSSES      PROCEEDS
                                                                      -------------------------------------------------
                                                                                   (DOLLARS IN THOUSANDS)
YEAR ENDED DECEMBER 31, 1995
  Scheduled principal repayments and calls:
    Available for sale                                                $     74,710  $      --  $       --  $     74,710
    Held for investment                                                     16,529         --          --        16,529
  Sales--available for sale                                                127,738      7,186      (1,445)      133,479
                                                                      -------------------------------------------------
      Total                                                           $    218,977  $   7,186  $   (1,445) $    224,718
                                                                      -------------------------------------------------
                                                                      -------------------------------------------------
YEAR ENDED DECEMBER 31, 1994
  Scheduled principal repayments and calls:
    Available for sale                                                $    130,917  $       1  $      (51) $    130,867
    Held for investment                                                     31,540         --          --        31,540
  Sales--available for sale                                                215,251      9,247      (6,643)      217,855
                                                                      -------------------------------------------------
      Total                                                           $    377,708  $   9,248  $   (6,694) $    380,262
                                                                      -------------------------------------------------
                                                                      -------------------------------------------------



Realized losses totaling $0.5 million and $0.2 million were incurred during the years ended December 31, 1996 and 1995, respectively, as a result of writedowns for other than temporary impairment of fixed maturity securities. No such writedowns were incurred during 1994.



Income taxes during the years ended December 31, 1996, 1995 and 1994 include a provision of $19.1 million, $2.1 million and $3.9 million, respectively, for the tax effect of realized gains.



OTHER



In February 1996, an equity investee of the Company completed an initial public offering which resulted in an increase of $4.9 million, net of $2.6 million in taxes, in the Company's share of the investee's stockholders' equity. This increase was credited directly to additional paid-in capital. As a result of the public offering, the Company's voting stock interest in the investee declined to an amount less than 20%. Accordingly, the Company discontinued the use of the equity method of accounting for this investment and has classified the investment as equity securities (carrying value $18.0 million at December 31, 1996) in the consolidated balance sheet. At December 31, 1995, the investment had a carrying value of $4.9 million and was classified as securities and indebtedness of related parties in the consolidated balance sheet. During 1996, the Company sold approximately 77% of its holdings in this investment and realized a gain of $50.4 million.



At December 31, 1996, affidavits of deposits covering bonds with a carrying value of $1,574.4 million, preferred stocks with a carrying value of $20.0 million, mortgage loans (including those made to related parties) with an unpaid balance of $262.0 million, real estate with a book value of $25.3 million and policy loans with an unpaid balance of $88.9 million were on deposit with state agencies to meet regulatory requirements.



At December 31, 1996, the Company had committed to provide additional funding for mortgage loans on real estate aggregating $5.3 million. These commitments arose in the normal course of business at terms which are comparable to similar investments.



The carrying value of investments which have been non-income producing for the twelve months preceding December 31, 1996, include: fixed maturities--$3.0 million; mortgage loans on real estate--$3.1 million; and other long-term investments--$1.6 million.



No investment in any person or its affiliates (other than bonds issued by agencies of the United States Government) exceeded 10% of stockholders' equity at December 31, 1996.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



5. REINSURANCE AND POLICY PROVISIONS



LIFE INSURANCE OPERATIONS



In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers. Reinsurance coverages for life insurance vary according to the age and risk classification of the insured with retention limits ranging up to $0.5 million of coverage per individual life. The Company does not use financial or surplus relief reinsurance. At December 31, 1996, life insurance in force ceded on a consolidated basis totaled $594.9 million or approximately 4.9% of total life insurance in force.



Reinsurance contracts do not relieve the Company of its obligations to its policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations, and payment of these obligations could result in losses to the Company. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.



No allowance for uncollectible amounts has been established against the Company's asset for reinsurance recoverable since none of the receivables are deemed to be uncollectible. Insurance premiums and product charges have been reduced by $3.4 million, $3.3 million and $5.0 million and insurance benefits have been reduced by $4.0 million, $1.7 million and $3.6 million during the years ended December 31, 1996, 1995 and 1994, respectively, as a result of cession agreements. The amount of reinsurance assumed is not significant.



Unpaid claims on accident and health policies include amounts for losses and related adjustment expense and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors. The activity in the liability for unpaid claims and related adjustment expense, net of reinsurance, is summarized as follows:


                                                                                         YEAR ENDED DECEMBER 31,
                                                                                     --------------------------------
                                                                                        1996       1995       1994
                                                                                     --------------------------------

                                                                                          (DOLLARS IN THOUSANDS)
Unpaid claims liability, net of related reinsurance, at beginning of year            $   13,899  $  10,494  $  16,116
Add:
  Provision for claims occurring in the current year                                      4,737      5,011      3,723
  Increase (decrease) in estimated expense for claims occurring in the prior years         (371)     2,357        804
                                                                                     --------------------------------
Incurred claim expense during the current year                                            4,366      7,368      4,527
Deduct expense payments for claims occurring during:
  Current year                                                                            1,681      2,109      2,585
  Prior years                                                                             2,772      1,854      7,564
                                                                                     --------------------------------
                                                                                          4,453      3,963     10,149
                                                                                     --------------------------------
Unpaid claims liability, net of related reinsurance, at end of year                      13,812     13,899     10,494
Active life reserve                                                                      15,376     14,614     15,248
                                                                                     --------------------------------
Net accident and health reserves                                                         29,188     28,513     25,742
Reinsurance ceded                                                                         1,483        934      2,706
                                                                                     --------------------------------
Gross accident and health reserves                                                   $   30,671  $  29,447  $  28,448
                                                                                     --------------------------------
                                                                                     --------------------------------



Reserves for unpaid claims are developed using industry mortality and morbidity data. One year development on prior year reserves represents Company experience being more or less favorable than that of the industry. Over time, the Company expects its experience with respect to disability income business to be comparable to that of the industry. A certain level of volatility in development is inherent in these reserves since the underlying block of business is relatively small.



PROPERTY-CASUALTY OPERATIONS



Utah Insurance is a participant with Farm Bureau Mutual Insurance Company and South Dakota Farm Bureau Mutual Insurance Company, another affiliate, in a reinsurance pooling agreement (the Farm Bureau Mutual pool). Under the terms of the agreement, Utah Insurance and South Dakota Farm Bureau Mutual Insurance Company cede to Farm

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



5.  REINSURANCE AND POLICY PROVISIONS (CONTINUED)


Bureau Mutual Insurance Company all of their insurance business and assume back from Farm Bureau Mutual Insurance Company an amount equal to their participation in the pooling agreement. Also, losses, loss adjustment expenses, and other underwriting and administrative expenses are prorated among the companies on the basis of their participation in the pooling agreement. For the years ended December 31, 1995 and 1994, Utah Insurance's participation in the reinsurance pool was 8%.



Property-casualty premiums earned and losses and loss adjustment expenses incurred, reflect the following reinsurance amounts:


                                                                                                 YEAR ENDED DECEMBER
                                                                                                         31,
                                                                                                ----------------------
                                                                                                   1995        1994
                                                                                                ----------------------

                                                                                                (DOLLARS IN THOUSANDS)
PREMIUMS EARNED
Direct premiums written                                                                         $   26,244  $   26,427
Assumed from non-affiliates                                                                              5           8
Ceded to non-affiliates                                                                               (615)       (541)
Assumed from Farm Bureau Mutual pool                                                                18,851      18,339
Ceded to Farm Bureau Mutual pool                                                                   (25,634)    (25,894)
                                                                                                ----------------------
Net premiums written                                                                                18,851      18,339
Increase in reserve for unearned premiums, net of reinsurance                                         (150)       (582)
Increase in accrued retrospective premiums                                                               8          21
                                                                                                ----------------------
Total premiums earned                                                                           $   18,709  $   17,778
                                                                                                ----------------------
                                                                                                ----------------------
LOSSES AND LOSS ADJUSTMENT EXPENSES INCURRED
Direct losses and loss adjustment expenses paid                                                 $   18,532  $   18,033
Net ceded to non-affiliates                                                                             91        (175)
Assumed from Farm Bureau Mutual pool                                                                13,030      12,933
Ceded to Farm Bureau Mutual pool                                                                   (18,623)    (17,858)
                                                                                                ----------------------
Net losses and loss adjustment expenses paid                                                        13,030      12,933
Increase in losses and loss adjustment expense reserves, net of reinsurance                            591         508
                                                                                                ----------------------
Total losses and loss adjustment expenses incurred                                              $   13,621  $   13,441
                                                                                                ----------------------
                                                                                                ----------------------



The difference between premiums on a written and on an earned basis is not significant.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



5.  REINSURANCE AND POLICY PROVISIONS (CONTINUED)


The activity in the reserves on property-casualty policies, net of reinsurance and salvage and subrogation recoverables, is summarized as follows:


                                                                                                 YEAR ENDED DECEMBER
                                                                                                         31,
                                                                                                ----------------------
                                                                                                   1995        1994
                                                                                                ----------------------

                                                                                                (DOLLARS IN THOUSANDS)
Reserves on property-casualty policies (gross), beginning of year                               $   28,828  $   26,291
Less reinsurance recoverables on unpaid losses and loss adjustment expenses, beginning of year     (16,646)    (14,616)
                                                                                                ----------------------
Reserves for losses and loss adjustment expenses, net of related reinsurance, beginning of
  year                                                                                              12,182      11,675
Add:
  Provision for losses and loss adjustment expenses for claims occurring in the current year        14,529      14,368
  Decrease in estimated losses and loss adjustment expenses for claims occurring in the prior
   years                                                                                              (908)       (927)
                                                                                                ----------------------
Incurred losses and loss adjustment expenses during the current year                                13,621      13,441
Deduct loss and loss adjustment expense payments for claims occurring during:
  Current year                                                                                      (7,678)     (7,917)
  Prior years                                                                                       (5,351)     (5,017)
                                                                                                ----------------------
                                                                                                   (13,029)    (12,934)
                                                                                                ----------------------
Reserve for losses and loss adjustment expenses, net of related reinsurance, end of year            12,774      12,182
Reinsurance recoverables on unpaid losses and loss adjustment expenses, end of year                 17,210      16,646
Transfer to parent as part of dividend of Utah Farm Bureau Insurance Company                       (29,984)         --
                                                                                                ----------------------
Reserves on property-casualty policies (gross), end of year                                     $       --  $   28,828
                                                                                                ----------------------
                                                                                                ----------------------



6. INCOME TAXES


The Company files a consolidated federal income tax return with FBL Financial Group, Inc. and all of the Company's majority-owned subsidiaries, except FBL Insurance Company and Rural Security Life Insurance Company. FBL Insurance Company and Rural Security Life Insurance Company filed separate federal income tax returns for periods prior to their liquidation during 1995. FBL Financial Group, Inc. and its direct and indirect subsidiaries included in the consolidated federal income tax return each report current income tax expense as allocated under a consolidated tax allocation agreement. Generally, this allocation results in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing benefits to the extent their losses contribute to reduce consolidated taxes.



Deferred income taxes have been established based upon the temporary differences, the reversal of which will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled, within each entity.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



6. INCOME TAXES (CONTINUED)


Income tax expenses (credits) are included in the consolidated financial statements as follows:



                                                                        YEAR ENDED DECEMBER 31,
                                                                    -------------------------------
                                                                      1996       1995       1994
                                                                    -------------------------------
                                                                        (DOLLARS IN THOUSANDS)
Taxes provided in consolidated statements of income on:
  Income from continuing operations before minority interest in earnings of subsidiaries and equity income (loss):
    Current                                                         $  28,400  $  13,278  $  16,682
    Deferred                                                            5,756     14,013      1,752
                                                                    -------------------------------
                                                                       34,156     27,291     18,434
  Equity income (loss):
    Current                                                             1,674       (212)       240
    Deferred                                                              554      1,013     (1,097)
                                                                    -------------------------------
                                                                        2,228        801       (857)
  Discontinued operations:
    Current                                                                --         --     (3,649)
    Deferred                                                               --         --      7,137
                                                                    -------------------------------
                                                                           --         --      3,488
Taxes provided in consolidated statement of changes in
  stockholders' equity:
  Cumulative effect of change in method of accounting for fixed
    maturity securities--deferred                                          --         --     20,954
  Change in net unrealized investment gains/losses--deferred           (4,211)    24,435    (29,836)
  Adjustment resulting from capital transaction of equity
    investee-- deferred                                                 2,617         --         --
                                                                    -------------------------------
                                                                       (1,594)    24,435     (8,882)
                                                                    -------------------------------
                                                                    $  34,790  $  52,527  $  12,183
                                                                    -------------------------------
                                                                    -------------------------------



The effective tax rate on income from continuing operations before income taxes, minority interest in earnings of subsidiaries and equity income (loss) is different from the prevailing federal income tax rate as follows:



                                                                                         YEAR ENDED DECEMBER 31,
                                                                                    ----------------------------------
                                                                                        1996        1995       1994
                                                                                    ----------------------------------
                                                                                          (DOLLARS IN THOUSANDS)
Income from continuing operations before income taxes, minority interest in
  earnings of subsidiaries and equity income (loss)                                 $    103,682  $  76,475  $  48,536
                                                                                    ----------------------------------
                                                                                    ----------------------------------
Income tax at federal statutory rate (35%)                                          $     36,289  $  26,766  $  16,988
Tax effect (decrease) of:
  Tax-exempt interest income                                                                (383)      (574)      (549)
  Tax-exempt dividend income                                                              (1,246)      (798)      (603)
  Adjustments from IRS examinations                                                           --         --      2,766
  State taxes                                                                                242      1,337       (112)
  Other items                                                                               (746)       560        (56)
                                                                                    ----------------------------------
Income tax expense                                                                  $     34,156  $  27,291  $  18,434
                                                                                    ----------------------------------
                                                                                    ----------------------------------



During 1994, the Company reached partial settlement with the Internal Revenue Service (IRS) for tax years 1988 through 1990 and the IRS is in the process of conducting examinations for 1991 through 1994. During the year ended December 31, 1994, the Company paid $2.8 million for settlement of certain items arising from the examination of prior years. Management believes that amounts provided in the income tax provision for IRS examinations are adequate to settle any adjustments raised by the IRS.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



6.  INCOME TAXES (CONTINUED)


The tax effect of temporary differences giving rise to the Company's deferred income tax assets and liabilities at December 31, 1996 and 1995, is as follows:



                                                                                                    DECEMBER 31,
                                                                                               -----------------------
                                                                                                  1996         1995
                                                                                               -----------------------
                                                                                               (DOLLARS IN THOUSANDS)
Deferred income tax liabilities:
  Fixed maturity and equity securities                                                         $    17,265  $   22,700
  Deferred policy acquisition costs                                                                 44,307      35,236
  Deferred investment gains                                                                         10,551       9,891
  Other                                                                                             13,437      12,413
                                                                                               -----------------------
                                                                                                    85,560      80,240
Deferred income tax assets:
  Future policy benefits                                                                           (22,304)    (19,541)
  Accrued dividends                                                                                 (2,997)     (3,010)
  Accrued pension costs                                                                            (10,082)     (9,144)
  Other                                                                                             (6,367)     (4,822)
                                                                                               -----------------------
                                                                                                   (41,750)    (36,517)
                                                                                               -----------------------
Deferred income tax liability                                                                  $    43,810  $   43,723
                                                                                               -----------------------
                                                                                               -----------------------



Prior to 1984, a portion of current income of the Company was not subject to current income taxation, but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account". The aggregate accumulation in this account at December 31, 1996 was $11.1 million. Should the policyholders' surplus account of the Company exceed the limitation prescribed by federal income tax law, or should distributions be made by the Company to its stockholders in excess of $374.8 million, such excess would be subject to federal income taxes at rates then effective. Deferred income taxes of $3.9 million have not been provided on amounts included in this memorandum account since the Company contemplates no action and can foresee no events that would create such a tax.



Deferred income taxes were also reported on equity income (loss) and income from discontinued operations during these periods. These taxes arise from the recognition of income and losses differently for purposes of filing federal income tax returns than for financial reporting purposes.



7.  CREDIT ARRANGEMENTS



SHORT-TERM DEBT



As an investor in the Federal Home Loan Bank (FHLB), the Company has the right to borrow up to $48.2 million from the FHLB as of December 31, 1996. As of December 31, 1996, the Company had no outstanding debt under this credit arrangement.



LONG-TERM DEBT



Long-term debt consists of:



                                                                                       DECEMBER 31,
                                                                                  ----------------------
                                                                                     1996        1995
                                                                                  ----------------------
                                                                                  (DOLLARS IN THOUSANDS)
Lease-backed notes payable, secured by rentals to be received under certain operating leases from members of consolidated group and other affiliates,
  4.89%, due December 1996                                                         $      --   $  12,516
Note payable to Rural Mutual Insurance Company, an affiliate, 10%, due through
  December 2000                                                                           81          88
                                                                                  ----------------------
                                                                                   $      81   $  12,604
                                                                                  ----------------------
                                                                                  ----------------------

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



8.  RETIREMENT AND COMPENSATION PLANS


    The Company participates with several other affiliates in various defined benefit plans covering substantially all employees. The benefits of these plans are based primarily on years of service and employees' compensation. The Company and affiliates have adopted a policy of allocating the net periodic pension cost of the plans between themselves generally on a basis of time incurred by the respective employees for each employer. Such allocations are reviewed annually. Pension expense aggregated $5.9 million, $7.9 million and $6.2 million for the years ended December 31, 1996, 1995 and 1994, respectively.



Prior to January 1, 1996, the Company provided benefits to agents of the Company and certain of its affiliates through the Agents' Career Incentive Plan. Company contributions to the plan were based upon the individual agent's earned commissions and varied based upon the overall production level and the number of years of service. Company contributions charged to expense with respect to this plan during the years ended December 31, 1995 and 1994 were $1.4 million and $1.6 million, respectively. During 1996, in conjunction with a restructuring of the agents' compensation program, contributions to this plan were discontinued.



The Company has established deferred compensation plans for certain key current and former employees and has certain other benefit plans which provide for retirement and other benefits. These plans have been accrued or funded as deemed appropriate by management of the Company.



Certain of the assets related to these plans are on deposit with the Company and amounts relating to these plans are included in the financial statements herein. In addition, certain amounts included in the liability for deferred compensation and other employee benefits relate to deposit administration funds maintained by the Company on behalf of affiliates offering substantially the same benefit programs as the Company.



In addition to benefits offered under the aforementioned benefit plans, the Company and several other affiliates sponsor a plan that provides group term life insurance benefits to retired full-time employees who have worked ten years and attained age 55 while in service with the Company. Postretirement benefit expense is allocated in a manner consistent with pension expense discussed above. Postretirement pension expense aggregated $0.1 million for the years ended December 31, 1996, 1995 and 1994.



9.  STOCKHOLDERS' EQUITY OF SUBSIDIARIES



CHANGE IN AUTHORIZED SHARES



On April 4, 1995, the Board of Directors of the Company approved an increase in the number of authorized shares of common stock from 25,000 shares to 994,000 shares.



STATUTORY LIMITATIONS ON SUBSIDIARY DIVIDENDS



The ability of the Company to pay dividends to the parent company is restricted because prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limitation. During 1997, the Company can pay dividends to the parent company of approximately $34.9 million, without prior approval of statutory authorities. Also, the amount ($210.4 million at December 31, 1996) by which the stockholder's equity stated in conformity with generally accepted accounting principles exceeds statutory capital and surplus as reported is restricted and cannot be distributed.



STATUTORY ACCOUNTING POLICIES



The financial statements of the Company included herein differ from related statutory-basis financial statements principally as follows: (a) the bond portfolio is segregated into held-for-investment (carried at amortized cost), available-for-sale (carried at fair value), and trading (reported at fair value) classifications rather than generally being carried at amortized cost; (b) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (c) future policy benefit reserves for participating traditional life insurance products are based on net level premium methods and guaranteed cash value assumptions which may differ from statutory reserves; (d) future policy benefit reserves on certain universal life and annuity products are based on full account values, rather than discounting methodologies utilizing statutory interest rates; (e) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (f) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized as gains or losses in the statement of income when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security or mortgage loan; (g) declines in the estimated realizable value of investments are charged

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



9.  STOCKHOLDERS' EQUITY OF SUBSIDIARIES (CONTINUED)


to the statement of income when such declines are judged to be other than temporary rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (h) agents' balances and certain other assets designated as "non-admitted assets" for statutory purposes are reported as assets rather than being charged to surplus; (i) revenues for universal life and annuity products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (j) pension income or expense is recognized in accordance with SFAS No. 87, "Employers' Accounting for Pensions" rather than in accordance with rules and regulations permitted by the Employee Retirement Income Security Act of 1974; (k) adjustments to federal income taxes of prior years are reported as a component of expense in the statement of income rather than as charges or credits to surplus; (l) the financial statements of subsidiaries are consolidated with those of the Company; and (m) assets and liabilities are restated to fair values when a change in ownership occurs that is accounted for as a purchase, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.



Total statutory capital and surplus of the Company was $280.6 million at December 31, 1996 and $231.6 million at December 31, 1995. Net income (loss) for the Company determined in accordance with statutory accounting practices was $75.0 million in 1996, $47.4 million in 1995 and $(11.0) million in 1994.



The Company's insurance subsidiaries reported the following statutory amounts to regulatory agencies, after appropriate eliminations of intercompany accounts:



                                                        CAPITAL AND SURPLUS
                                                                                     NET INCOME (LOSS)
                                                            DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                        --------------------  -------------------------------
                                                          1996       1995       1996       1995       1994
                                                        -----------------------------------------------------
                                                                       (DOLLARS IN THOUSANDS)
Life insurance subsidiaries                             $   3,352  $   3,200  $     151  $      92  $  (2,827)
Property-casualty insurance subsidiary                         --         --         --      1,454        799
                                                        -----------------------------------------------------
Total                                                   $   3,352  $   3,200  $     151  $   1,546  $  (2,028)
                                                        -----------------------------------------------------
                                                        -----------------------------------------------------



The National Association of Insurance Commissioners currently is in the process of codifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. That project, which is expected to be completed in the near future, will likely change, to some extent, statutory accounting practices. The codification may result in changes to the accounting practices that the Company and its insurance subsidiaries use to prepare their statutory-basis financial statements.



10. MANAGEMENT AND SERVICES AGREEMENTS


    The Company shares certain office facilities and services with the Iowa Farm Bureau Federation and its affiliated companies. These expenses are allocated by the Company on the basis of cost and time studies that are updated annually and consist primarily of salaries and related expenses, travel, and occupancy costs.



In addition, prior to January 1, 1996, the Company participated in a management agreement with Farm Bureau Management Corporation, a wholly-owned subsidiary of the Iowa Farm Bureau Federation. Under this agreement, Farm Bureau Management Corporation provided general business, administration and management services to the Company. During 1996, the Company's parent assumed responsibility for providing a majority of these services for itself as well as Farm Bureau Management Corporation and other affiliates. During the years ended December 31, 1996, 1995 and 1994, the Company incurred expenses under these contracts of $2.4 million, $3.7 million and $3.1 million, respectively.



The Company has equipment and auto lease agreements with FBL Leasing Services, Inc., a wholly-owned subsidiary of FBL Financial Services, Inc. The Company incurred expenses totaling $0.7 million during the seven month period ended December 31, 1996 (period in 1996 subsequent to the dividend of FBL Financial Services, Inc. to FBL Financial Group, Inc.) under these agreements.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



10. MANAGEMENT AND SERVICES AGREEMENTS (CONTINUED)


FBL Investment Advisory Services, Inc., a wholly-owned subsidiary of FBL Financial Services, Inc., provides investment advisory services to the Company. The related fees are based on the level of assets under management plus certain out-of-pocket expenses. The Company incurred expenses totaling $1.6 million during the seven month period ended December 31, 1996 relating to these services.



Effective January 1, 1996, the Company entered into marketing agreements with the property-casualty companies operating within its marketing territory, including Farm Bureau Mutual Insurance Company and other affiliates. Under the marketing agreements, the property-casualty companies assumed responsibility for development and management of the Company's agency force for a fee equal to a percentage of commissions on first year life insurance premiums and annuity deposits. The Company paid $2.8 million to the property-casualty companies under these arrangements during the year ended December 31, 1996.



11. COMMITMENTS AND CONTINGENCIES


    In the normal course of business, the Company may be involved in litigation where amounts are alleged that are substantially in excess of contractual policy benefits or certain other agreements. At December 31, 1996, management is not aware of any claims for which a material loss is reasonably possible.



Assessments are, from time to time, levied on the insurance subsidiaries of the Company by guaranty associations in most states in which the subsidiaries are licensed to cover losses of policyholders of insolvent or rehabilitated companies. In some states, these assessments can be partially recovered through a reduction in future premium taxes. Because the Company is not able to reasonably estimate the potential amounts of future assessments, the Company recognizes its obligation for guaranty fund assessments when it receives notice that an amount is payable to a guaranty fund. Expenses incurred for guaranty fund assessments were $0.4 million, $0.7 million and $1.0 million during the years ended December 31, 1996, 1995 and 1994, respectively.



The Company has extended a line of credit in the amount of $15.0 million to FBL Leasing Services, Inc. Interest on this agreement is based on the prime rate of a national bank and payable monthly. No amounts were outstanding at December 31, 1996.



In connection with an investment in a limited real estate partnership in 1996, the Company has agreed to pay any cash flow deficiencies of a medium-sized shopping center owned by the partnership through January 1, 2001. At December 31, 1996, the Company assessed the probability and amount of future cash flows from the property and determined that no accrual was necessary. During 1996, the limited partnership obtained a $5.4 million mortgage loan, secured by the shopping center, from Farm Bureau Mutual Insurance Company.



The Company has guaranteed the payment of principal and interest on notes totaling $24.5 million payable by FBL Leasing Services, Inc. to a bank. The notes are due August 1999 and are backed by lease agreements primarily with affiliates. The Company believes no losses will be recognized in connection with this guarantee due to the value of the underlying collateral.

                                     PART C
                               OTHER INFORMATION

                                     PART C
                               OTHER INFORMATION



ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS



    (a) Financial Statements



All required financial statements are included in Part B.



    (b) Exhibits



                 (1)  Certified resolution of the board of directors of Farm Bureau Life Insurance Company (the
                      "Company") establishing Farm Bureau Life Annuity Account (the "Account").(1)
                 (2)  Not Applicable.
                 (3)  Underwriting agreement among the Company, the Account and FBL Marketing Services, Inc. ("FBL
                      Marketing").(3)
                 (4)  (a)Contract Form.(2)
                      *(b)Revised Contract Form -- 1996.
                 (5)  (a)Contract Application.(3)
                      *(b)Revised Contract Application -- 1996.
                 (6)  (a)Certificate of Incorporation of the Company.(1)
                      (b) By-Laws of the Company.(1)
                 (7)  Not Applicable.
                 (8)  Participation agreement between the registrant and the Company.(3)
                 (9)  Opinion and Consent of Stephen M. Morain, Esquire.(2)
                (10)  *(a) Consent of Sutherland, Asbill & Brennan, L.L.P.
                      *(b) Consent of Ernst & Young LLP.
                      *(c) Consent of Stephen M. Morain
                (11)  Not Applicable.
                (12)  Not Applicable.
                (13)  Not Applicable.
                (14)  Powers of Attorney.(3)


------------------------

 * Attached as an exhibit.


(1)Incorporated herein by reference to the initial filing of this registration statement (File No. 33-67538) on August 17, 1993.


(2)Incorporated herein by reference to pre-effective amendment No. 1 to this registration statement (File No. 33-67538) filed on November 30, 1993.


(3)Incorporated herein by reference to post-effective amendment No. 1 to this registration statement (File No. 33-67538) filed on April 28, 1994.



ITEM 25.  DIRECTORS AND OFFICERS OF THE COMPANY



Incorporated herein by reference to pages 41 - 45 of the prospectus in post-effective amendment number 11 to the Form S-6 registration statement (File No. 33-12789) for certain variable life insurance contracts issued by the Company filed with the Commission on May 1, 1997.



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT



The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by FBL Financial Group, Inc. This Company and its affiliates are described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by FBL Financial Group, Inc., may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of the owners of their common stock (where applicable), are set forth on the following diagram.



                    SEE ORGANIZATION CHART ON FOLLOWING PAGE

                           FBL FINANCIAL GROUP, INC.



                                OWNERSHIP CHART


         [CHART]

ITEM 27.  NUMBER OF CONTRACT OWNERS



As of April 7, 1997 there were 2,905 owners of contracts.



ITEM 28.  INDEMNIFICATION



Article XII of the Company's By-Laws provides for the indemnification by the Company of any person who is a party or who is threatened to be made a party to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or enterprise, against expenses (including attorneys' fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. Article XII also provides for the indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or another enterprise against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, except that no indemnification will be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Company unless and only to the extent that the court in which such action or suit was brought determines upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.



Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 29.  PRINCIPAL UNDERWRITER



    (a) FBL Marketing Services, Inc. is the registrant's principal underwriter and also serves as the principal underwriter of certain variable life insurance contracts issued by Farm Bureau Life Variable Account and the Company.



    (b) Officers and Directors of FBL Marketing Services, Inc.



NAME AND PRINCIPAL BUSINESS ADDRESS*                                     POSITIONS AND OFFICES WITH THE COMPANY
------------------------------------------------------  ------------------------------------------------------------------------
Stephen M. Morain                                       General Counsel and Assistant Secretary, Iowa Farm Bureau Federation;
Senior Vice President, General Counsel and Director      General Counsel, Secretary and Director, Farm Bureau Management
                                                         Corporation; Senior Vice President, General Counsel and Director, FBL
                                                         Financial Group, Inc.; Senior Vice President and General Counsel, Farm
                                                         Bureau Life Insurance Company and other affiliates of the foregoing.
                                                         Holds various positions with affiliates of the foregoing. Director,
                                                         Computer Aided Design Software, Inc., and Iowa Business Development
                                                         Finance Corporation Chairman, Edge Technologies, Inc.
William J. Oddy                                         Chief Operating Officer, FBL Financial Group, Inc., Farm Bureau Life
Chief Operating Officer and Director                     Insurance Company, Western Farm Bureau Life Insurance Company and other affiliates of the foregoing. Holds various positions with affiliates of the foregoing.
Dennis M. Marker                                        Investment Vice President, Administration, FBL Financial Group, Inc.
Investment Vice President, Administration, Secretary     Holds various positions with affiliates of the foregoing.
and Director

NAME AND PRINCIPAL BUSINESS ADDRESS*                                     POSITIONS AND OFFICES WITH THE COMPANY
------------------------------------------------------  ------------------------------------------------------------------------
Richard D. Warming                                      Chief Investment Officer and Assistant Treasurer, Farm Bureau Life
Chief Investment Officer and Director                    Insurance Company, FBL Financial Group, Inc., Western Farm Bureau Life
                                                         Insurance Company and other affiliates of the foregoing. Holds various positions with affiliates of the foregoing.
Thomas R. Gibson                                        Chief Executive Officer and Director, FBL Financial Group, Inc.; Chief
Chief Executive Officer and Director                     Executive Officer, Farm Bureau Life Insurance Company, Western Farm
                                                         Bureau Life Insurance Company and other affiliates of the foregoing.
                                                         Holds various positions with affiliates of the foregoing.
Timothy J. Hoffman                                      Chief Property/Casualty Officer, FBL Financial Group, Inc.; Vice
Vice President and Director                              President, Farm Bureau Life Insurance Company, Western Farm Bureau Life
                                                         Insurance Company and other affiliates of the foregoing. Holds various positions with affiliates of the foregoing.
James W. Noyce                                          Chief Financial Officer, Farm Bureau Life Insurance Company, FBL
Chief Financial Officer, Treasurer and Director          Financial Group, Inc., Western Farm Bureau Life Insurance Company and
                                                         other affiliates of the foregoing. Holds various positions with affiliates of the foregoing.
Thomas E. Burlingame                                    Vice President - Associate General Counsel, FBL Financial Group, Inc.
Vice President - Associate General Counsel and           and FBL Investment Advisory Services, Inc.
Director
F. Walter Tomenga                                       Vice President - Corporate Affairs and Marketing Services, FBL Financial
Vice President and Director                              Group, Inc. Holds various positions with affiliates of the foregoing.
Lynn E. Wilson                                          Vice President - Life Sales, FBL Financial Group, Inc. Holds various
President and Director                                   positions with affiliates of the foregoing.
Sue A. Cornick                                          Market Conduct and Mutual Funds Vice President and Assistant Secretary,
Market Conduct and Mutual Funds Vice President and       FBL Investment Advisory Services, Inc., FBL Money Market Fund, Inc.,
Assistant Secretary                                      FBL Series Fund, Inc. and FBL Variable Insurance Series Fund.
Kristi Rojohn                                           Senior Compliance Assistant and Assistant Secretary, FBL Investment
Senior Compliance Assistant and Assistant Secretary      Advisory Services, Inc.; Assistant Secretary, FBL Money Market Fund,
                                                         Inc., FBL Series Fund, Inc. and FBL Variable Insurance SeriesFund.
Elaine A. Followwill                                    Compliance Assistant and Assistant Secretary, FBL Investment Advisory
Compliance Assistant and Assistant Secretary             Services, Inc.; Assistant Secretary, FBL Money Market Fund, Inc., FBL
                                                         Series Fund, Inc. and FBL Variable Insurance Series Fund
Roger F. Grefe                                          Investment Management Vice President, FBL Financial Group, Inc. and FBL
Investment Management Vice President                     Investment Advisory Services, Inc.
Lou Ann Sandburg                                        Investment Vice President, Securities, FBL Financial Group, Inc. and FBL
Investment Vice President, Securities                    Investment Advisory Services, Inc.
Robert Rummelhart                                       Fixed Income Vice President, FBL Financial Group, Inc. and FBL
Fixed Income Vice President                              Investment Advisory Services, Inc.
Charles T. Happel                                       Portfolio Manager, FBL Investment Advisory Services, Inc.
Portfolio Manager
Laura Kellen Beebe                                      Portfolio Manager, FBL Investment Advisory Services, Inc.
Portfolio Manager


------------------------

*The principal business address of all of the persons listed above is 5400
 University Avenue, West Des Moines, Iowa 50266.

ITEM 30.  LOCATION BOOKS AND RECORDS



All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 5400 University Avenue, West Des Moines, Iowa 50266.



ITEM 31.  MANAGEMENT SERVICES



All management contracts are discussed in Part A or Part B of this registration statement.



ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS



    (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.



    (b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.



    (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.



    (d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.



    (e) The Company represents that the aggregate charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Act of 1933, Farm Bureau Life Insurance Company certifies that this amendment has met all requirements for effectiveness pursuant to Paragraph (b) of Rule 485 and has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of West Des Moines, State of Iowa, on the 29th day of April, 1997.



                                          Farm Bureau Life Insurance Company


                                          Farm Bureau Life Annuity Account



                                          By:      /s/ EDWARD M. WIEDERSTEIN


                                             -----------------------------------

                                                    Edward M. Wiederstein


                                                         PRESIDENT


                                             Farm Bureau Life Insurance Company



    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following Directors and Officers of Farm Bureau Life Insurance Company on the date indicated.



             SIGNATURE                         TITLE                  DATE
-----------------------------------  -------------------------  ----------------

     /s/ EDWARD M. WIEDERSTEIN       President and Director
-----------------------------------   [Principal Executive       April 29, 1997
       Edward M. Wiederstein          Officer]

                                     Senior Vice President and
       /s/ RICHARD D. HARRIS          Secretary-Treasurer
-----------------------------------   [Principal Financial       April 29, 1997
         Richard D. Harris            Officer]

        /s/ JAMES W. NOYCE           Chief Financial Officer
-----------------------------------   [Principal Accounting      April 29, 1997
          James W. Noyce              Officer]

-----------------------------------  Vice President and          April 29, 1997
          Craig A. Lang*              Director

-----------------------------------  Director                    April 29, 1997
         Kenneth R. Ashby*

-----------------------------------  Director                    April 29, 1997
        Caroll C. Burling*

-----------------------------------  Director                    April 29, 1997
        Al Christopherson*

-----------------------------------  Director                    April 29, 1997
        Ernest A. Glienke*

-----------------------------------  Director                    April 29, 1997
        William C. Hanson*

-----------------------------------  Director                    April 29, 1997
          Craig D. Hill*

             SIGNATURE                         TITLE                  DATE
-----------------------------------  -------------------------  ----------------

-----------------------------------  Director                    April 29, 1997
        Daniel L. Johnson*

-----------------------------------  Director                    April 29, 1997
       Richard G. Kjerstad*

-----------------------------------  Director                    April 29, 1997
        Lindsey D. Larsen*

-----------------------------------  Director                    April 29, 1997
        David R. Machacek*

-----------------------------------  Director                    April 29, 1997
        Donald O. Narigon*

-----------------------------------  Director                    April 29, 1997
         Bryce P. Neidig*

-----------------------------------  Director                    April 29, 1997
        Charles E. Norris*

-----------------------------------  Director                    April 29, 1997
       Bennett M. Osmonson*

-----------------------------------  Director                    April 29, 1997
        Howard D. Poulson*

-----------------------------------  Director                    April 29, 1997
        Sally A. Puttmann*

-----------------------------------  Director                    April 29, 1997
          James E. Sage*

-----------------------------------  Director                    April 29, 1997
       Beverly L. Schnepel*

-----------------------------------  Director                    April 29, 1997
         F. Gary Steiner*

                                   SIGNATURES



    Pursuant to the requirements of the Securities Act of 1933, the registrant, Farm Bureau Life Annuity Account, has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of West Des Moines, State of Iowa, on the 29th day of April, 1997.



                                          Farm Bureau Life Annuity Account


                                          (Registrant)



                                          By: Farm Bureau Life Insurance Company
                                             (Depositor)



                                          By:      /s/ EDWARD M. WIEDERSTEIN


                                             -----------------------------------

                                                    Edward M. Wiederstein


                                                         PRESIDENT


                                             Farm Bureau Life Insurance Company


*By        /s/ STEPHEN M. MORAIN

    ----------------------------------

            Stephen M. Morain


            ATTORNEY-IN-FACT,
      pursuant to Power of Attorney.